UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811- 23373

NORTH SQUARE INVESTMENTS TRUST

(Exact name of registrant as specified in charter)

200 West Madison Street, Suite 2610

Chicago IL  60606

(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.

N200 West Madison Street, Suite 2610

Chicago IL  60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-312-857-2160

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

NORTH SQUARE ADVISORY RESEARCH SMALL CAP VALUE FUND NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND NORTH SQUARE MCKEE BOND FUND NORTH SQUARE STRATEGIC INCOME FUND

APRIL 30, 2023

North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Fund Performance	1
Schedules of Investments	5
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	40
Notes to Financial Statements	46
Supplemental Information	56
Expense Examples	62

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Advisory Research Small Cap Value Fund
FUND PERFORMANCE at April 30, 2023 (Unaudited)

			Average Annual
					Since	Inception
Total Returns as of April 30, 2023	6 Month	1 Year	5 Year	10 Year	Inception	Date
Class I	-2.99%	-4.66%	6.90%	8.17%	9.36%	11/16/09
Russell 2000 Value Total Return	-6.72%	-7.99%	3.66%	6.96%	8.93%	11/16/09
Russell 3000 Value Total Return*	3.86%	0.67%	7.48%	8.98%	10.21%	11/16/09

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

*	Effective January 11, 2022, the Russell 2000 Value Total Return Index has replaced the Russell 3000 Value Total Return Index as the Fund’s primary benchmark as the Russell 2000 Value Total Return Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.

The Fund acquired all assets and assumed the liabilities of the Advisory Research Small Cap Value Fund (the “Predecessor Fund”) effective the close of business on February 21, 2020. The Predecessor Fund commenced investment operations on November 16, 2009. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the performance table above prior to February 21, 2020 reflect the performance of the Predecessor Fund. Effective January 11, 2022, the Fund changed names to the North Square Advisory Research Small Cap Value Fund (formerly, North Square Oak Ridge All Cap Value Fund) and changed investment strategy (Note 1).

Gross and net expense ratios for Class I shares were 1.24% and 0.94%, respectively, which were the amounts stated in the current prospectus dated February 28, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.94% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until February 28, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Altrinsic International Equity Fund
FUND PERFORMANCE at April 30, 2023 (Unaudited)

				Average Annual
		Calendar	Since		Since	Inception
Total Returns as of April 30, 2023	6 Months	Year to Date	Inception	1 Year	Inception	Date
Class I	22.00%	9.51%	8.56%	9.11%	3.48%	12/04/20
MSCI EAFE Index	24.19%	11.53%	8.58%	8.42%	3.48%	12/04/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class I shares were 1.29% and 0.97%, respectively, which were the amounts stated in the current prospectus dated February 28, 2023. For the Fund’s current expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.97% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until February 28, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square McKee Bond Fund
FUND PERFORMANCE at April 30, 2023 (Unaudited)

				Average Annual
		Calendar	Since		Since	Inception
Total Returns as of April 30, 2023	6 Months	Year to Date	Inception	1 Year	Inception	Date
Class I	6.12%	3.08%	-7.09%	0.30%	-3.71%	5/19/21
Class R6	6.22%	3.19%	-7.55%	0.52%	-3.30%	12/28/20
Bloomberg US Aggregate Bond Index	6.91%	3.59%	-11.12%	-0.43%	-4.92%	12/28/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross expense ratios for Class I and R6 shares were 0.57% and 0.58%, respectively, and net expense ratios for Class I and R6 shares were 0.47% and 0.28%, respectively, which were the amounts stated in the current prospectus dated February 28, 2023. For the Fund’s current expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.47% and 0.28% of the average daily net assets of the Fund’s Class I shares and Class R6 shares, respectively. This agreement is in effect until February 28, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Strategic Income Fund
FUND PERFORMANCE at April 30, 2023 (Unaudited)

				Average Annual
		Since				Since	Inception
Total Returns as of April 30, 2023	6 Month	Inception	1 Year	5 Year	10 Year	Inception	Date
Class A	N/A	-0.99%	N/A	N/A	N/A	N/A	02/28/23
Class I	3.27%	41.99%	-2.25%	3.65%	3.04%	3.45%	12/31/12
Bloomberg US Aggregate Bond Index	6.91%	15.06%	-0.43%	1.18%	1.32%	1.37%	12/31/12

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

The Fund acquired all assets and assumed the liabilities of the Advisory Research Strategic Income Fund (the “Predecessor Fund”) effective the close of business on February 21, 2020. The Predecessor Fund commenced investment operations on December 31, 2012 after the conversion of a limited partnership account, the Advisory Research Value Income Fund, L.P. (the “Predecessor Account”), which commenced operations on June 30, 2003. As a result of each reorganization, the Fund is the accounting successor of each the Predecessor Fund and Predecessor Account. Performance results shown in the performance table above between February 21, 2020 and December 31, 2012 reflect the performance of the Predecessor Fund, and performance results shown prior to December 31, 2012 reflect the performance of the Predecessor Account. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

Gross expense ratios for Class A and I shares were 1.39% and 1.14%, respectively, and net expense ratios for Class A and I shares were 1.15% and 0.90%, respectively, which were the amounts stated in the current prospectus dated February 28, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.15% and 0.90% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 28, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 97.9%
	BASIC MATERIALS – 9.3%
	Specialty Chemicals – 9.3%
47,524	Element Solutions Inc.	$862,561
25,610	Valvoline Inc.	884,825
	TOTAL BASIC MATERIALS	1,747,386

	CONSUMER DISCRETIONARY – 18.5%
	Casinos and Gambling – 3.6%
9,690	Monarch Casino & Resort, Inc.	672,099
	Home Construction – 4.9%
11,220	M.D.C. Holdings, Inc.	459,683
6,182	Skyline Champion Corp.*	458,519
		918,202
	Home Improvement Retailers – 2.8%
5,242	Floor & Decor Holdings, Inc. – Class A*	520,740
	Restaurants and Bars – 2.9%
7,415	Papa John’s International, Inc.	554,568
	Specialty Retailers – 4.3%
4,220	Asbury Automotive Group, Inc.*	816,401
	TOTAL CONSUMER DISCRETIONARY	3,482,010

	CONSUMER STAPLES – 5.3%
	Food Retailers and Wholesalers – 5.3%
16,002	Performance Food Group Co.*	1,003,165
	TOTAL CONSUMER STAPLES	1,003,165

	ENERGY – 8.1%
	Oil Equipment and Services – 3.7%
25,810	Championx Corp.	698,935
	Oil: Crude Producers – 4.4%
8,940	Denbury Inc.*	834,817
	TOTAL ENERGY	1,533,752

	FINANCIALS – 20.2%
	Banks – 12.4%
18,367	First Interstate BancSystem, Inc. – Class A	470,011
13,970	First Merchants Corp.	407,645
7,897	Nicolet Bankshares, Inc.*	452,577
7,253	SouthState Corp.	500,312
13,756	Webster Financial Corp.	513,099
		2,343,644
	Diversified Financial Services – 2.2%
22,625	Cannae Holdings, Inc.*	412,680

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	Property and Casualty Insurance – 5.6%
4,390	Enstar Group Ltd.*[1]	$1,056,234
	TOTAL FINANCIALS	3,812,558

	HEALTH CARE – 4.3%
	Health Care Management Services – 1.7%
6,155	HealthEquity, Inc.*	328,985
	Health Care Services – 2.6%
5,975	Addus HomeCare Corp.*	488,396
	TOTAL HEALTH CARE	817,381

	INDUSTRIALS – 28.6%
	Aerospace – 1.5%
9,535	Spirit AeroSystems Holdings Inc. – Class A	283,762
	Building Materials: Other – 4.5%
7,600	Armstrong World Industries, Inc.	521,816
4,930	Fortune Brands Innovations, Inc.	318,922
		840,738
	Commercial Vehicles and Parts – 4.3%
24,820	Miller Industries, Inc.	809,132
	Industrial Suppliers – 3.2%
45,187	Gates Industrial Corp. Plc*[1]	608,669
	Machinery: Engines – 3.6%
7,910	Brunswick Corp.	670,689
	Professional Business Support Services – 7.3%
39,612	First Advantage Corp.*	509,410
10,405	Maximus, Inc.	870,378
		1,379,788
	Railroad Equipment – 2.1%
16,625	Trinity Industries, Inc.	398,169
	Transaction Processing Services – 2.1%
11,035	Cass Information Systems, Inc.	403,660
	TOTAL INDUSTRIALS	5,394,607

	TECHNOLOGY – 3.6%
	Software – 3.6%
56,130	Alkami Technology, Inc.*	672,999
	TOTAL TECHNOLOGY	672,999
	TOTAL COMMON STOCKS
	(Cost $19,394,352)	18,463,858

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENT – 3.1%
591,591	First American Treasury Obligations Fund – Class X, 4.76%[2]	$591,591
	TOTAL SHORT-TERM INVESTMENT
	(Cost $591,591)	591,591
	TOTAL INVESTMENTS – 101.0%
	(Cost $19,985,943)	19,055,449
	Liabilities in Excess of Other Assets – (1.0)%	(193,975)
	TOTAL NET ASSETS – 100.0%	$18,861,474

PLC – Public Limited Company

*	Non-Income producing security.

[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Industrials	28.6%
Financials	20.2%
Consumer Discretionary	18.5%
Basic Materials	9.3%
Energy	8.1%
Consumer Staples	5.3%
Health Care	4.3%
Technology	3.6%
Total Common Stocks	97.9%
Short-Term Investment	3.1%
Total Investments	101.0%
Liabilities in Excess of Other Assets	-1.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 92.0%
	BERMUDA – 4.0%
19,365	Axis Capital Holdings Ltd. – ADR	$1,094,897
8,794	Everest Re Group, Ltd.	3,324,132
		4,419,029
	BRAZIL – 1.0%
326,047	Lojas Renner SA	1,032,828

	CANADA – 1.5%
12,623	Agnico Eagle Mines Ltd. – ADR	716,103
172,625	Kinross Gold Corp.	870,228
		1,586,331
	CAYMAN ISLANDS – 3.9%
117,760	Alibaba Group Holding Ltd.*	1,245,150
81,940	Baidu, Inc. – Class A*	1,233,354
204,386	Sands China Ltd.*	731,992
858,686	PICC Property & Casualty Co Ltd. – Class H	1,038,545
		4,249,041
	FRANCE – 12.0%
36,509	AXA SA	1,191,664
44,493	Bureau Veritas SA	1,282,965
24,849	Cie Generale des Etablissements Michelin SCA	791,384
36,158	Danone	2,393,078
31,400	Sanofi	3,383,936
41,759	SCOR SE	1,080,147
47,364	TotalEnergies SE	3,026,568
		13,149,742
	GERMANY – 9.0%
4,744	adidas AG	835,450
7,692	BioNTech SE – ADR	878,734
47,980	Daimler Truck Holding AG	1,585,408
4,871	Deutsche Boerse AG	928,945
31,795	Deutsche Post AG	1,529,332
18,918	SAP SE	2,559,921
9,057	Siemens AG	1,492,891
		9,810,681
	INDIA – 1.9%
29,763	HDFC Bank Ltd. – ADR	2,077,457

	IRELAND – 6.9%
26,665	CRH Public Limited Co.	1,286,697
31,921	Medtronic, PLC	2,903,215
14,397	Willis Towers Watson Public Limited Co. – ADR	3,334,345
		7,524,257
	ISRAEL – 2.2%
18,933	Check Point Software Technologies Ltd.*	2,411,307

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN – 12.6%
43,362	Astellas Pharma Inc.	$653,230
23,219	Daito Trust Construction Co., Ltd.	2,200,643
9,005	Eisai Co Ltd.	519,618
71,223	Japan Exchange Group Inc.	1,156,503
127,224	KUBOTA CORP.	1,927,825
43,356	Makita Corp.	1,223,103
55,107	MINEBEA MITSUMI, Inc.	1,020,507
66,308	Sekisui House, Ltd.	1,363,204
60,692	Sumitomo Mitsui Trust Holdings, Inc.	2,187,809
77,433	Tokio Marine Holdings, Inc.	1,556,948
		13,809,390
	MEXICO – 1.2%
13,416	Fomento Economico Mexicano SAB de CV – ADR	1,301,620

	NETHERLANDS – 6.9%
31,643	Akzo Nobel N.V.	2,625,057
22,601	Euronext NV	1,797,447
27,365	Heineken N.V.	3,142,202
		7,564,706
	REPUBLIC OF KOREA – 4.7%
38,168	Hana Financial Group, Inc.	1,199,378
48,456	KB Financial Group Inc.	1,798,504
1,750	Samsung Electronics Co., Ltd. – ADR	2,168,476
		5,166,358
	SINGAPORE – 1.3%
202,564	Singapore Exchange Ltd.	1,457,778

	SPAIN – 1.0%
150,285	Banco Bilbao Vizcaya Argentaria SA	1,100,239

	SWEDEN – 0.6%
25,446	ASSA ABLOY AB – Class B	606,277
2,236	Sandvik AB	45,547
		651,824
	SWITZERLAND – 11.0%
18,808	Chubb Ltd.	3,790,941
15,017	Nestle S.A.	1,926,524
17,358	Novartis AG	1,775,617
6,192	Roche Holding AG	1,938,964
5,408	Zurich Insurance Group AG	2,622,622
		12,054,668

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM – 10.3%
48,253	BP p.l.c – ADR	$1,943,631
53,582	Diageo plc	2,444,212
134,653	GSK PLC	2,428,230
324,782	Haleon PLC	1,427,974
71,175	Liberty Global plc – Class A – ADR*	1,388,624
1,023,614	Lloyds Banking Group plc	621,870
88,416	Vodafone Group PLC – ADR	1,056,571
		11,311,112
	TOTAL COMMON STOCKS
	(Cost $97,520,699)	100,678,368

	PREFERRED STOCKS – 3.0%
	BRAZIL – 1.3%
269,827	Itau Unibanco Holding SA	1,397,877
	GERMANY – 1.7%
23,744	Henkel AG & Co. KGaA	1,919,675
	TOTAL PREFERRED STOCKS
	(Cost $3,383,740)	3,317,552

	SHORT-TERM INVESTMENT – 4.8%
5,256,552	First American Treasury Obligations Fund – Class X, 4.76%[1]	5,256,552
	TOTAL SHORT-TERM INVESTMENT
	(Cost $5,256,552)	5,256,552
	TOTAL INVESTMENTS – 99.8%
	(Cost $106,160,991)	109,252,472
	Other Assets in Excess of Liabilities – 0.2%	214,561
	TOTAL NET ASSETS – 100.0%	$109,467,033

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-Income producing security.

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Financials	30.5%
Health Care	13.2%
Consumer Staples	11.6%
Industrials	9.8%
Information Technology	6.5%
Consumer Discretionary	5.5%
Materials	5.0%
Energy	4.5%
Communication Services	3.4%
Real Estate	2.0%
Total Common Stocks	92.0%
Preferred Stocks
Consumer Staples	1.7%
Financials	1.3%
Total Preferred Stocks	3.0%
Short-Term Investment	4.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES – 4.6%
	Aligned Data Centers Issuer LLC
$400,000	1.937%, 08/15/2046[1]	$355,719
	American Credit Acceptance Receivables Trust 2021-2
446,000	1.340%, 07/13/2027[1]	421,246
	AMSR 2019-SFR1 Trust
500,000	2.774%, 01/20/2039[1]	464,288
	AMSR 2021-SFR2 Trust
200,000	1.527%, 08/19/2038[1]	177,589
	Amur Equipment Finance Receivables IX LLC
34,738	0.750%, 11/20/2026[1]	33,794
	Amur Equipment Finance Receivables X LLC
785,000	2.200%, 01/20/2028[1]	729,523
	Burlington Northern and Santa Fe Railway Co 2006-1 Pass Through Trust
16,447	5.720%, 01/15/2024	16,366
	Chesapeake Funding II LLC
650,000	5.650%, 05/15/2035[1]	651,280
	Exeter Automobile Receivables Trust 2021-3
144,493	0.690%, 01/15/2026	143,071
	FedEx Corp 2020-1 Class AA Pass Through Trust
496,400	1.875%, 08/20/2035	415,741
	Flagship Credit Auto Trust 2021-3
39,772	0.360%, 07/15/2027[1]	38,733
	NMEF Funding 2022-B LLC
350,000	6.070%, 06/15/2029[1]	351,113
	Oportun Funding XIV LLC
93,269	1.210%, 03/08/2028[1]	89,067
	Oscar US Funding X LLC
123,094	3.270%, 05/11/2026[1,2]	121,810
	Oscar US Funding XII LLC
88,832	0.700%, 04/10/2025 1,2	86,955
	Tricon Residential 2022-SFR1 Trust
528,000	3.856%, 04/19/2039[1]	501,029
	Union Pacific Railroad Co 2005 Pass Through Trust
17,322	5.082%, 01/02/2029	17,544
	VMC Finance 2021-FL4 LLC
247,305	6.059% (1 Month LIBOR USD + 1.100%), 06/18/2036[1,3]	235,574
	World Omni Auto Receivables Trust 2019-C
25,281	1.960%, 12/15/2024	25,207
	TOTAL ASSET BACKED SECURITIES
	(Cost $5,169,365)	4,875,649

	CORPORATE BONDS – 28.5%
	COMMUNICATION SERVICES – 1.5%
	Diversified Telecommunication Services – 1.3%
	AT&T Inc.
94,000	1.700%, 03/25/2026	86,825
	Verizon Communications Inc.
161,000	1.750%, 01/20/2031	129,690
775,000	2.650%, 11/20/2040	550,383

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATION SERVICES (Continued)
	Diversified Telecommunication Services (Continued)
	Verizon Communications, Inc.
$656,000	2.100%, 03/22/2028	$586,673
		1,353,571
	Entertainment – 0.2%
	The Walt Disney Co.
325,000	3.500%, 05/13/2040	276,721
	TOTAL COMMUNICATION SERVICES	1,630,292

	CONSUMER DISCRETIONARY – 1.3%
	Automobiles – 0.7%
	American Honda Finance Corp.
218,000	2.000%, 03/24/2028	196,067
	General Motors Financial Co, Inc.
614,000	4.300%, 04/06/2029	572,648
		768,715
	Broadline Retail – 0.6%
	Amazon.com, Inc.
596,000	4.650%, 12/01/2029	610,537
	TOTAL CONSUMER DISCRETIONARY	1,379,252

	CONSUMER STAPLES – 1.2%
	Tobacco – 1.2%
	Altria Group, Inc.
202,000	4.800%, 02/14/2029	200,702
	B.A.T. Capital Corp.
254,000	2.259%, 03/25/2028	220,659
257,000	4.906%, 04/02/2030	248,232
	Philip Morris International, Inc.
640,000	5.125%, 02/15/2030	646,988
	TOTAL CONSUMER STAPLES	1,316,581

	ENERGY – 1.7%
	Oil, Gas & Consumable Fuels – 1.7%
	Chevron Corp.
500,000	3.078%, 05/11/2050	386,812
	Chevron USA, Inc.
403,000	3.250%, 10/15/2029	383,648
	Enterprise Products Operating LLC
250,000	4.800%, 02/01/2049	231,099
	Exxon Mobil Corp.
588,000	4.227%, 03/19/2040	554,438
312,000	4.327%, 03/19/2050	290,903
	TOTAL ENERGY	1,846,900

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS – 14.5%
	Banks – 6.2%
	Bank of America Corp.
$1,352,000	1.658% (SOFR + 0.910%), 03/11/2027[3]	$1,222,535
	Bank of Montreal
170,000	1.850%, 05/01/2025[2]	160,121
	The Bank of Nova Scotia
414,000	1.300%, 06/11/2025[2]	382,457
	Canadian Imperial Bank of Commerce
457,000	3.600%, 04/07/2032[2]	421,982
	Citigroup Inc.
80,000	3.070% (SOFR + 1.280%), 02/24/2028[3]	74,835
	Federation des Caisses Desjardins du Quebec
220,000	2.050%, 02/10/2025[1,2]	206,318
	FNB Corp/PA
198,000	5.150%, 08/25/2025	190,429
	JPMorgan Chase & Co.
323,000	2.005% (TSFR3M + 1.585%), 03/13/2026[3]	304,737
289,000	1.578% (SOFR + 0.885%), 04/22/2027[3]	262,010
160,000	1.953% (SOFR + 1.065%), 02/04/2032[3]	129,047
	PNC Financial Services Group, Inc.
365,000	6.037% (SOFRINDX + 2.140%), 10/28/2033[3]	382,464
	Royal Bank of Canada
406,000	5.000%, 05/02/2033[2]	406,454
	The Toronto-Dominion Bank
282,000	1.250%, 09/10/2026[2]	251,317
394,000	2.000%, 09/10/2031[2]	319,668
	US Bancorp
937,000	5.850% (SOFR + 2.090%), 10/21/2033[3]	965,320
	Wells Fargo & Co.
779,000	3.526% (SOFR + 1.510%), 03/24/2028[3]	736,702
120,000	4.897% (SOFR + 2.100%), 07/25/2033[3]	117,528
		6,533,924
	Financial Services – 5.0%
	Federal Agricultural Mortgage Corp.
585,000	4.170%, 05/24/2029	565,955
	Federal National Mortgage Association
1,900,000	1.600%, 08/24/2035	1,375,109
4,650,000	1.630%, 09/14/2035	3,400,246
		5,341,310
	Capital Markets – 2.6%
	The Goldman Sachs Group, Inc.
1,137,000	1.431% (SOFR + 0.798%), 03/09/2027[3]	1,021,362
1,019,000	1.992% (SOFR + 1.090%), 01/27/2032[3]	816,488
	Morgan Stanley
349,000	0.790% (SOFR + 0.525%), 05/30/2025[3]	330,489
695,000	1.593% (SOFR + 0.879%), 05/04/2027[3]	625,489
		2,793,828

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Consumer Finance – 0.7%
	Capital One Financial Corp.
$851,000	1.878% (SOFR + 0.855%), 11/02/2027[3]	$742,505
	TOTAL FINANCIALS	15,411,567

	HEALTH CARE – 0.5%
	Biotechnology – 0.2%
	Amgen, Inc.
247,000	5.650%, 03/02/2053	256,082
	Health Care Providers & Services – 0.3%
	CVS Health Corp.
369,000	1.750%, 08/21/2030	301,493
	TOTAL HEALTH CARE	557,575

	INDUSTRIALS – 1.2%
	Aerospace & Defense – 0.9%
	The Boeing Co.
1,005,000	4.875%, 05/01/2025	1,004,130
	Road & Rail – 0.3%
	BNSF Railway Co 2015-1 Pass Through Trust
185,218	3.442%, 06/16/2028[1]	178,262
	Union Pacific Railroad Co 2014-1 Pass Through Trust
144,236	3.227%, 05/14/2026	138,240
		316,502
	TOTAL INDUSTRIALS	1,320,632

	INFORMATION TECHNOLOGY – 1.8%
	IT Services – 0.2%
	International Business Machines Corp.
200,000	1.700%, 05/15/2027	180,879
	Semiconductors & Semiconductor Equipment – 0.2%
	Intel Corp.
108,000	5.125%, 02/10/2030	110,679
137,000	5.700%, 02/10/2053	140,321
		251,000
	Software – 0.8%
	Oracle Corp.
397,000	2.300%, 03/25/2028	355,294
575,000	3.600%, 04/01/2040	446,973
		802,267
	Technology Hardware, Storage & Peripherals – 0.6%
	Apple, Inc.
269,000	4.650%, 02/23/2046	271,038
402,000	3.950%, 08/08/2052	359,214
		630,252
	TOTAL INFORMATION TECHNOLOGY	1,864,398

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS – 0.3%
	Chemicals – 0.3%
	DuPont de Nemours, Inc.
$306,000	4.493%, 11/15/2025	$305,268
	TOTAL MATERIALS	305,268

	TRANSPORTATION AND WAREHOUSING – 0.7%
	Rail Transportation – 0.7%
	Burlington Northern Santa Fe LLC
725,000	4.550%, 09/01/2044	688,531
	TOTAL TRANSPORTATION AND WAREHOUSING	688,531

	UTILITIES – 3.8%
	Electric Utilities – 3.8%
	Alabama Power Co.
375,000	3.450%, 10/01/2049	283,431
	Duke Energy Carolinas LLC
1,200,000	5.300%, 02/15/2040	1,257,026
	Duke Energy Corp.
151,000	2.450%, 06/01/2030	129,836
	Florida Power & Light Co.
330,000	5.300%, 04/01/2053	352,328
	MidAmerican Energy Co.
1,000,000	4.250%, 07/15/2049	903,031
	NextEra Energy Capital Holdings, Inc.
510,000	5.050%, 02/28/2033	515,837
	Virginia Electric and Power Co.
544,000	5.450%, 04/01/2053	558,313
	TOTAL UTILITIES	3,999,802
	TOTAL CORPORATE BONDS
	(Cost $31,046,211)	30,320,798

	FOREIGN GOVERNMENT AGENCY ISSUE – 1.1%
	International Bank for Reconstruction and Development
1,524,000	2.700%, 12/28/2037[2]	1,233,090

	TOTAL FOREIGN GOVERNMENT AGENCY ISSUE
	(Cost $1,511,906)	1,233,090

	MORTGAGE BACKED SECURITIES – 27.3%
	BBCMS Mortgage Trust 2022-C14
187,377	1.727%, 02/18/2055	175,851
	COMM 2012-CCRE4 Mortgage Trust
19,176	2.853%, 10/17/2045	18,598
	DBUBS 2017-BRBK Mortgage Trust
300,000	3.452%, 10/12/2034[1]	272,900

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Ellington Financial Mortgage Trust 2020-1
$170,686	2.006%, 05/25/2065[1,4]	$163,726
	EQUS 2021-EQAZ Mortgage Trust
599,988	5.703% (1 Month LIBOR USD + 0.755%), 10/15/2036[1,3]	581,306
	Fannie Mae Pool
36,731	2.500%, 08/01/2028	35,030
28,737	5.000%, 11/01/2029	29,155
8,971	4.000%, 10/01/2030	8,761
81,557	4.500%, 05/01/2031	81,394
67,503	4.000%, 09/01/2031	65,917
31,112	4.500%, 01/01/2032	31,050
19,773	3.500%, 04/01/2032	19,466
269,167	3.000%, 05/01/2033	254,102
72,447	4.500%, 05/01/2034	72,303
90,933	4.000%, 06/01/2034	88,792
127,127	3.500%, 08/01/2034	123,897
104,221	3.500%, 12/01/2034	101,571
97,129	4.000%, 11/01/2035	94,846
46,340	3.500%, 11/01/2035	45,162
108,119	4.000%, 07/01/2037	105,570
104,080	3.500%, 12/01/2037	99,693
102,200	4.000%, 12/01/2037	99,799
72,048	4.000%, 06/01/2038	70,532
2,685	4.000%, 03/01/2039	2,628
43,377	4.500%, 01/01/2040	43,558
285,915	3.000%, 01/01/2040	265,978
34,052	4.500%, 01/01/2040	34,131
11,117	4.500%, 07/01/2040	11,163
319,877	2.000%, 08/01/2040	276,128
74,621	4.000%, 09/01/2040	72,356
17,853	4.500%, 09/01/2040	17,928
3,614	4.000%, 09/01/2040	3,538
206,020	2.500%, 10/01/2040	184,136
322,904	3.000%, 10/01/2040	299,241
247,638	2.000%, 11/01/2040	213,767
12,281	4.500%, 11/01/2040	12,126
30,634	4.500%, 12/01/2040	30,683
151,288	2.000%, 01/01/2041	130,583
5,524	4.000%, 01/01/2041	5,408
28,366	4.000%, 01/01/2041	27,766
51,621	4.000%, 01/01/2041	50,530
417,885	2.500%, 02/01/2041	373,475
364,510	1.500%, 03/01/2041	300,626
226,738	2.500%, 03/01/2041	202,641
73,326	4.500%, 04/01/2041	73,634
14,057	4.500%, 05/01/2041	14,089
480,341	2.500%, 09/01/2041	429,289
491,925	2.500%, 10/01/2041	441,161
9,006	4.000%, 10/01/2041	8,819
304,585	2.500%, 11/01/2041	270,136
19,430	3.000%, 09/01/2042	17,906

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Fannie Mae Pool (Continued)
$178,613	3.000%, 04/01/2043	$165,176
107,144	3.500%, 07/01/2043	101,634
39,649	3.500%, 01/01/2044	37,606
360,445	3.000%, 04/01/2045	332,177
32,559	3.500%, 12/01/2045	30,762
164,521	4.500%, 03/01/2046	165,209
98,223	3.000%, 04/01/2046	90,312
174,594	2.500%, 05/01/2046	153,970
131,143	3.000%, 06/01/2046	120,863
92,427	3.500%, 06/01/2046	87,467
65,836	3.000%, 10/01/2046	60,435
6,001	3.000%, 11/01/2046	5,525
175,964	3.000%, 02/01/2047	161,337
738,416	2.500%, 11/01/2047	651,205
269,062	2.500%, 12/01/2047	237,285
48,327	3.500%, 03/01/2048	45,591
193,409	2.500%, 04/01/2048	170,567
106,218	3.000%, 04/01/2048	97,235
304,947	3.500%, 08/01/2048	287,171
108,008	3.500%, 08/01/2048	101,919
98,668	3.500%, 11/01/2048	93,052
8,419	4.500%, 11/01/2048	8,358
128,473	3.000%, 12/01/2048	117,701
43,085	3.000%, 02/01/2049	39,385
17,910	3.500%, 02/01/2049	16,850
507,845	3.500%, 09/01/2049	467,655
95,514	3.000%, 12/01/2049	86,713
381,500	2.500%, 04/01/2050	326,205
275,043	2.500%, 05/01/2050	235,176
143,163	3.500%, 08/01/2050	135,848
310,068	2.000%, 03/01/2051	262,184
1,327,228	2.500%, 07/01/2051	1,158,124
306,348	4.000%, 08/01/2051	295,491
791,517	2.500%, 08/01/2051	686,663
155,803	4.000%, 07/01/2056	149,611
	Fannie Mae REMICS
14,675	5.500%, 01/25/2026	14,549
98,681	4.000%, 04/25/2033	97,173
225,000	4.000%, 09/25/2033	219,738
3,768	5.000%, 08/25/2035	3,812
228,000	3.500%, 10/25/2037	218,002
537	2.000%, 07/25/2041	528
37,518	2.000%, 12/25/2041	34,342
116,257	3.500%, 02/25/2043	111,420
5,293	3.500%, 08/25/2043	5,183
91,228	2.000%, 10/25/2044	85,556
70,060	2.000%, 10/25/2044	62,858
37,961	3.000%, 04/25/2045	35,746
83,742	3.500%, 09/25/2048	80,494
66,113	3.000%, 07/25/2049	60,483
9,832	3.500%, 06/25/2053	9,491

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Fannie Mae Trust 2003-W8
$14,224	5.370% (1 Month LIBOR USD + 0.350%), 05/25/2042[3]	$14,096
	Freddie Mac Gold Pool
63,446	4.500%, 05/01/2031	63,385
5,582	4.000%, 09/01/2031	5,456
39,803	3.500%, 06/01/2033	38,832
106,020	4.000%, 11/01/2033	103,634
13,618	3.500%, 07/01/2036	13,151
23,076	4.500%, 12/01/2039	23,197
22,503	4.000%, 01/01/2041	22,051
41,899	3.000%, 11/01/2042	38,653
89,040	3.500%, 12/01/2042	85,098
331,216	3.000%, 12/01/2046	303,998
254,206	3.000%, 12/01/2046	233,593
63,818	3.000%, 01/01/2047	58,574
	Freddie Mac Multifamily Structured Pass Through Certificates
40,656	3.842%, 01/25/2046[4]	40,423
	Freddie Mac Pool
327,101	3.000%, 07/01/2038	305,222
424,392	3.000%, 09/01/2039	395,312
163,317	2.500%, 04/01/2042	144,859
426,302	3.000%, 05/01/2042	390,770
33,475	3.500%, 01/01/2048	31,496
1,088,807	3.500%, 06/01/2049	1,027,112
257,282	2.500%, 11/01/2050	223,209
331,557	2.000%, 02/01/2051	276,965
487,470	2.500%, 03/01/2051	426,588
612,109	2.500%, 09/01/2051	531,156
315,596	3.500%, 10/01/2051	294,646
404,481	2.000%, 11/01/2051	337,532
532,677	3.000%, 12/01/2051	479,470
	Freddie Mac REMICS
11,979	4.500%, 09/15/2025	11,868
128,333	3.500%, 08/15/2027	125,469
142,825	3.000%, 08/15/2040	138,271
139,212	2.000%, 09/15/2041	129,357
14,932	2.000%, 12/15/2041	13,721
311,859	2.000%, 11/15/2042	285,612
61,779	3.000%, 05/15/2043	59,587
25,335	3.000%, 11/15/2043	24,591
92,330	2.000%, 03/25/2044	84,758
186,693	3.000%, 08/15/2044	177,749
295,839	3.000%, 06/25/2048	273,519
133,338	1.000%, 04/25/2049	112,685
54,573	1.000%, 01/25/2050	42,809
193,831	3.250%, 04/15/2053[5]	187,415
40,850	3.000%, 01/15/2055	39,306
	Freddie Mac Structured Pass-Through Certificates
100,707	4.865% (12 Month US Treasury Average + 1.400%), 07/25/2044[3]	94,512
15,894	4.665% (12 Month US Treasury Average + 1.200%), 10/25/2044[3]	14,745

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Government National Mortgage Association
$270	5.000%, 12/20/2027	$267
108,796	2.750%, 06/20/2042	104,367
209,000	3.000%, 01/20/2043	187,941
28,688	2.200%, 11/16/2043	28,022
9,348	2.250%, 09/16/2044	8,978
29,183	2.000%, 03/20/2045	26,341
9,809	2.500%, 10/20/2045	9,358
19,295	2.500%, 09/20/2046	18,072
388,062	2.000%, 03/20/2050	339,678
142,070	1.000%, 08/20/2050	110,607
170,850	1.250%, 05/20/2051	135,652
1,789,197	1.750%, 09/20/2051	1,576,981
	GS Mortgage Securities Corp Trust 2021-RENT
544,360	5.682% (1 Month LIBOR USD + 0.700%), 11/21/2035[1,3]	512,228
	GS Mortgage Securities Corp Trust 2021-ROSS
310,000	6.098% (1 Month LIBOR USD + 1.150%), 06/16/2036[1,3]	280,495
	ILPT Trust 2019-SURF
145,000	4.145%, 02/13/2041[1]	135,449
	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
124,000	2.822%, 08/17/2049	115,136
	Morgan Stanley Capital I Trust 2015-UBS8
168,000	3.809%, 12/17/2048	160,973
	Morgan Stanley Capital I Trust 2016-UBS9
337,000	3.594%, 03/17/2049	320,815
	Morgan Stanley Capital I Trust 2016-UBS12
413,000	3.596%, 12/17/2049	390,087
	PSMC 2020-3 Trust
925,000	3.000%, 11/25/2050[1,4]	764,405
	RLGH Trust 2021-TROT
430,000	5.748% (1 Month LIBOR USD + 0.800%), 04/15/2036[1,3]	416,242
	Seasoned Credit Risk Transfer Trust
82,788	2.000%, 11/25/2060	73,868
	UBS Commercial Mortgage Trust
334,000	2.921%, 10/18/2052	294,292
	Wells Fargo Commercial Mortgage Trust 2016-C35
160,000	2.931%, 07/17/2048	148,491
	Wells Fargo Commercial Mortgage Trust 2017-RB1
351,000	3.635%, 03/15/2050	328,023
	Wells Fargo Commercial Mortgage Trust 2021-SAVE
222,710	6.098% (1 Month LIBOR USD + 1.150%), 02/15/2040[1,3]	209,161
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $32,571,606)	29,095,063

	U.S. GOVERNMENT AGENCY ISSUES – 30.4%
	Fannie Mae Pool
129,419	2.500%, 10/01/2050	113,655
	Federal Farm Credit Banks Funding Corp.
585,000	2.750%, 03/07/2029	535,519
710,000	1.370%, 03/20/2029	605,077
705,000	1.230%, 07/29/2030	570,418

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUES (Continued)
	Federal Farm Credit Banks Funding Corp. (Continued)
$465,000	4.330%, 06/02/2031	$445,887
2,254,000	2.150%, 12/01/2031	1,900,691
695,000	2.200%, 12/09/2031	588,027
687,000	2.950%, 02/17/2032	610,455
247,000	2.940%, 02/23/2032	219,289
1,849,000	3.000%, 03/08/2032	1,648,053
317,000	4.370%, 05/17/2032	302,969
463,000	4.350%, 06/01/2032	442,138
1,516,000	4.700%, 06/29/2032	1,466,033
600,000	4.980%, 07/20/2032	585,468
3,050,000	2.390%, 01/19/2033	2,575,713
1,070,000	4.800%, 04/13/2033	1,070,380
1,378,000	2.480%, 02/01/2034	1,149,474
1,280,000	2.550%, 12/21/2034	1,049,912
1,355,000	3.250%, 02/23/2035	1,180,696
1,706,000	3.360%, 02/23/2037	1,472,150
	Federal Home Loan Banks
1,043,250	1.000%, 03/23/2026	953,355
1,640,000	1.125%, 11/23/2026[5]	1,516,270
1,410,000	1.250%, 12/22/2026[5]	1,309,240
1,170,000	3.500%, 04/29/2027[5]	1,148,276
100,000	0.750%, 08/26/2027[5]	91,306
250,000	2.640%, 02/25/2032	217,458
1,000,000	1.500%, 09/30/2033	769,461
685,000	2.750%, 02/22/2034	584,618
5,335,000	2.325%, 10/14/2036	4,144,428
360,000	2.900%, 02/18/2037	296,129
1,270,000	3.000%, 02/24/2037	1,055,978
	Ginnie Mae I Pool
650,757	4.000%, 11/15/2024	37,800
38,227	3.020%, 09/15/2041	287,514
301,775	3.000%, 08/15/2045	289,276
	Ginnie Mae II Pool
77,423	3.500%, 04/20/2027	76,092
28,115	3.500%, 07/20/2027	27,631
608,295	3.500%, 12/20/2034	593,140
56,636	5.000%, 07/20/2048	57,260
413,789	3.000%, 10/20/2051	379,116
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $34,401,281)	32,366,352

	U.S. GOVERNMENT NOTES/BONDS – 1.0%
	United States Treasury Note/Bond
333,000	3.625%, 03/31/2028	334,834
167,000	3.500%, 02/15/2033	168,005
561,000	3.625%, 02/15/2053	556,398
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $1,054,511)	1,059,237

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	CERTIFICATES OF DEPOSIT – 5.6%
$150,000	American Express National Bank, 5.250%	$150,742
1,000,000	American Express National Bank, 4.800%	998,434
250,000	Bank of New York Mellon/The, 5.000%	250,113
750,000	BMW Bank of North America, 4.850%	750,048
245,000	Charles Schwab Bank SSB, 5.050%	245,326
500,000	City National Bank/Los Angeles CA, 5.100%	502,151
800,000	Discover Bank, 5.050%	805,740
750,000	Morgan Stanley Bank NA, 4.850%	750,040
750,000	Morgan Stanley Private Bank NA, 4.850%	750,040
248,000	Synchrony Bank, 5.000%	249,758
245,000	UBS Bank USA, 4.500%	242,012
245,000	Wells Fargo Bank NA, 4.650%	243,492
	TOTAL CERTIFICATES OF DEPOSIT
	(Cost $5,918,045)	5,937,896
Number
of Shares
	SHORT-TERM INVESTMENT – 0.7%
785,922	First American Treasury Obligations Fund – Class X, 4.76%[6]	785,922
	TOTAL SHORT-TERM INVESTMENT
	(Cost $785,922)	785,922
	TOTAL INVESTMENTS – 99.2%
	(Cost $112,458,847)	105,674,007
	Other Assets in Excess of Liabilities – 0.8%	799,927
	TOTAL NET ASSETS – 100.0%	$106,473,934

LIBOR – London Inter-bank Offered Rate

SOFR – Secured Overnight Financing Rate

[1]	Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2023, the value of these securities total $7,978,212 which represents 7.49% of total net assets.

[2]	Foreign security denominated in U.S. Dollars.

[3]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of April 30, 2023.

[4]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of April 30, 2023.

[5]	Step-up bond; the interest rate shown is the rate in effect as of April 30, 2023.

[6]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SUMMARY OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Asset Backed Securities	4.6%
Corporate Bonds
Financials	14.5%
Utilities	3.8%
Information Technology	1.8%
Energy	1.7%
Communication Services	1.5%
Consumer Discretionary	1.3%
Industrials	1.2%
Consumer Staples	1.2%
Transportation and Warehousing	0.7%
Health Care	0.5%
Materials	0.3%
Total Corporate Bonds	28.5%
Foreign Government Agency Issue	1.1%
Mortgage Backed Securities	27.3%
U.S. Government Agency Issues	30.4%
U.S. Government Notes/Bonds	1.0%
Certificates of Deposit	5.6%
Short-Term Investment	0.7%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 2.9%
	ENERGY – 1.5%
	Energy Equipment & Services – 0.8%
26,872	Schlumberger N.V.[1]	$1,326,133
	Oil, Gas & Consumable Fuels – 0.6%
11,594	ConocoPhillips	1,192,907
	TOTAL ENERGY	2,519,040

	MATERIALS – 1.4%
	Metals & Mining – 1.4%
21,000	Barrick Gold Corp.[1]	399,840
2,600	Franco-Nevada Corp.[1]	394,628
30,383	Freeport-McMoRan, Inc.	1,151,820
8,088	Newmont Corp.	383,371
	TOTAL MATERIALS	2,329,659
	TOTAL COMMON STOCKS
	(Cost $5,294,315)	4,848,699

Principal
Amount
	ASSET BACKED SECURITIES – 9.9%
	Aegis Asset Backed Securities Trust 2005-2
$1,813,535	5.740% (1 Month LIBOR USD + 0.720%), 06/25/2035[3]	1,679,226
	Aligned Data Centers Issuer LLC
1,698,000	1.937%, 08/15/2046[2]	1,510,029
	American Homes 4 Rent 2014-SFR2 Trust
894,447	3.786%, 10/17/2036[2]	870,375
	American Homes 4 Rent 2014-SFR3 Trust
1,119,577	3.678%, 12/18/2036[2]	1,090,233
	Asset-Backed Pass-Through Certificates Series 2004-R2
527,500	3.7738% (1 Month LIBOR USD + 0.645%), 04/25/2034[3]	527,072
	Bayview Financial Mortgage Pass-Through Trust 2006-A
389,806	5.806% (1 Month LIBOR USD + 0.975%), 02/28/2041[3]	389,300
	FBR Securitization Trust
812,534	5.725% (1 Month LIBOR USD + 0.705%), 11/25/2035[3]	790,025
	HI-FI Music IP Issuer LP
1,380,000	3.939%, 02/01/2062	1,283,768
	HSI Asset Securitization Corp Trust 2006-OPT3
288,930	5.560% (1 Month LIBOR USD + 0.540%), 02/25/2036[3]	283,103
	Hyundai Auto Receivables Trust 2022-C
1,915,000	5.390%, 06/15/2027	1,935,960
	JP Morgan Mortgage Acquisition Trust 2006-CH1
290,000	5.340% (1 Month LIBOR USD + 0.320%), 07/25/2036[3]	282,710
	JP Morgan Mortgage Acquisition Trust 2007-CH3
503,972	5.280% (1 Month LIBOR USD + 0.260%), 03/25/2037[3]	488,549
	Libra Solutions 2023-1 LLC
942,799	7.000%, 02/15/2035[2]	939,541
	Long Beach Mortgage Loan Trust 2005-1
973,194	6.295% (1 Month LIBOR USD + 1.275%), 02/25/2035[3]	937,589

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES (Continued)
	NMEF Funding 2022-A LLC
$1,598,283	2.580%, 10/16/2028[2]	$1,551,232
	Oasis Securitization Funding LLC
273,176	2.143%, 10/15/2033[2]	268,381
	Planet Fitness Master Issuer LLC
1,237,500	3.251%, 12/05/2051[2]	1,116,768
	Renaissance Home Equity Loan Trust 2005-3
657,459	5.140%, 11/25/2035[4]	647,282
	TOTAL ASSET BACKED SECURITIES
	(Cost $17,029,509)	16,591,143

	CORPORATE BONDS – 59.7%
	COMMUNICATION SERVICES – 3.6%
	Entertainment – 1.6%
	Warnermedia Holdings, Inc.
3,000,000	4.279%, 03/15/20322	2,666,597
	Interactive Media & Services – 1.7%
	Meta Platforms, Inc.
3,000,000	3.850%, 08/15/2032	2,833,946
	Wireless Telecommunication Services – 0.3%
	Vodafone Group PLC
515,000	7.000% (5 Year Swap Rate USD + 4.873%), 04/04/2079[1,3]	528,745
	TOTAL COMMUNICATION SERVICES	6,029,288

	CONSUMER DISCRETIONARY – 1.5%
	Automobiles – 1.5%
	Ford Motor Credit Company LLC
1,500,000	3.810%, 01/09/2024	1,474,587
	NISSAN MOTOR CO., LTD.
1,000,000	4.810%, 09/17/2030[1]	877,311
	TOTAL CONSUMER DISCRETIONARY	2,351,898

	CONSUMER STAPLES – 0.5%
	Food Products – 0.5%
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc.
1,000,000	3.000%, 02/02/2029[1,2]	858,194
	TOTAL CONSUMER STAPLES	858,194

	ENERGY – 4.9%
	Oil, Gas & Consumable Fuels – 4.9%
	Enbridge Inc.
800,000	5.750% (5 Year CMT Rate + 5.314%), 07/15/2080[1,3]	733,690
2,000,000	7.375% (5 Year CMT Rate + 3.708%), 01/15/2083[1,3]	1,985,000
	Energy Transfer LP
1,500,000	8.892% (3 Month LIBOR USD + 4.028%), 08/15/2023[3]	1,339,663
1,500,000	7.125% (5 Year CMT Rate + 5.306%), 11/15/2165[3]	1,267,500

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Plains All American Pipeline LP
$3,250,000	8.716% (3 Month LIBOR USD + 4.110%), 12/31/2199[3]	$2,892,500
	TOTAL ENERGY	8,218,353

	FINANCIALS – 40.9%
	Banks – 23.7%
	BNP Paribas SA
3,000,000	4.625% (5 Year CMT Rate + 3.340%), 08/25/2171[1,3]	2,135,700
	Citigroup Inc.
3,000,000	5.000% (SOFR + 3.813%), 03/12/21723	2,820,000
	Citizens Financial Group, Inc.
3,000,000	4.000% (5 Year CMT Rate + 3.215%), 10/06/2171[3]	2,340,000
	Cooperatieve Rabobank UA
3,000,000	3.250% (5 Year Swap Rate EUR + 3.702%), 12/29/2171[1,3]	2,683,828
	Credit Agricole SA
3,000,000	6.875% (5 Year Swap Rate USD + 4.319%), 03/23/2172[1,3]	2,886,150
	Fifth Third Bancorp
3,000,000	5.100% (3 Month LIBOR USD + 3.033%), 12/31/2049[3]	2,722,500
	HSBC Holdings Plc
3,000,000	8.000% (5 Year CMT Rate + 3.858%), 09/07/2171[1,3]	2,985,000
1,254,000	4.700% (5 Year CMT Rate + 3.250%), 09/09/2171[1,3]	937,365
	Huntington Bancshares Inc. of Ohio
1,000,000	5.700% (3 Month LIBOR USD + 2.880%), 07/15/2171[3]	911,000
	ING Groep NV
3,200,000	3.875% (5 Year CMT Rate + 2.862%), 11/16/2169[1,3]	2,274,873
	JPMorgan Chase & Co.
3,000,000	4.600% (SOFR + 3.125%), 05/01/2169[3]	2,790,000
	Lloyds Banking Group Plc
3,000,000	8.000% (5 Year CMT Rate + 3.913%), 06/27/2171[1,3]	2,751,000
	M&T Bank Corp.
4,000,000	3.500% (5 Year CMT Rate + 2.679%), 03/01/2027[3]	2,640,000
	M&T Bank Corp.
325,000	6.450% (3 Month LIBOR USD + 3.610%), 12/29/2049[3]	294,937
	NatWest Group Plc
3,000,000	4.600% (5 Year CMT Rate + 3.100%), 09/30/2171[1,3]	2,122,170
	PNC Financial Services Group, Inc.
2,000,000	6.250% (7 Year CMT Rate + 2.808%), 06/15/2171[3]	1,838,000
	PNC Financial Services Group, Inc.
1,000,000	8.492% (3 Month LIBOR USD + 3.678%), 07/29/2049[3]	998,449
	Truist Financial Corp.
1,500,000	7.968% (3 Month LIBOR USD + 3.102%), 06/15/2171[3]	1,443,750
	Wells Fargo & Co.
2,000,000	5.900% (3 Month LIBOR USD + 3.110%), 12/29/2049[3]	1,890,800
		39,465,522
	Capital Markets – 9.5%
	The Bank of New York Mellon
2,000,000	4.625% (3 Month LIBOR USD + 3.131%), 12/29/2049[3]	1,822,096
500,000	4.947% (SOFR + 1.026%), 04/26/2027[3]	503,899

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Capital Markets (Continued)
	The Goldman Sachs Group, Inc.
$2,920,000	4.125% (5 Year CMT Rate + 2.949%), 11/10/2170[3]	$2,451,244
	Morgan Stanley
4,000,000	5.123% (SOFR + 1.730%), 02/01/2029[3]	4,022,526
	Northern Trust Corp.
2,250,000	4.600% (3 Month LIBOR USD + 3.202%), 04/01/2027[3]	2,084,977
	State Street Corporation
1,200,000	5.625% (3 Month LIBOR USD + 2.539%), 12/15/2171[3]	1,104,000
	UBS Group AG
2,000,000	7.000% (5 Year Swap Rate USD + 4.866%), 12/29/2049[1,3]	1,900,708
2,000,000	7.000% (5 Year Swap Rate USD + 4.344%), 07/31/2171[1,3]	1,880,000
		15,769,450
	Consumer Finance – 0.4%
	Discover Financial Services
1,000,000	5.500% (3 Month LIBOR USD + 3.076%), 04/30/2028[3]	763,750
	Financial Services – 1.6%
	Corebridge Financial, Inc.
3,000,000	6.875% (5 Year CMT Rate + 3.846%), 12/15/2052[2,3]	2,721,704
	Insurance – 5.7%
	The Allstate Corporation
2,000,000	5.750% (3 Month LIBOR USD + 2.938%), 08/15/2053[3]	1,949,424
	Assurant, Inc.
700,000	7.000% (3 Month LIBOR USD + 4.135%), 03/27/2048[3]	671,028
	MetLife, Inc.
1,400,000	3.850% (5 Year CMT Rate + 3.576%), 03/15/2026[3]	1,305,500
	PartnerRe Finance B LLC
500,000	4.500% (5 Year CMT Rate + 3.815%), 10/01/2050[3]	420,811
	The Progressive Corporation
3,300,000	7.405% (3 Month LIBOR USD + 2.539%), 09/15/2171[3]	3,258,750
	Prudential Financial, Inc.
2,000,000	6.000% (5 Year CMT Rate + 3.234%), 09/01/2052[3]	1,925,028
		9,530,541
	TOTAL FINANCIALS	68,250,967

	HEALTH CARE – 1.5%
	Life Sciences Tools & Services – 1.5%
	Agilent Technologies, Inc.
3,000,000	2.300%, 03/12/2031	2,525,680
	TOTAL HEALTH CARE	2,525,680

	INDUSTRIALS – 1.8%
	Industrial Conglomerates – 1.8%
	General Electric Company
3,000,000	8.196% (3 Month LIBOR USD + 3.330%), 06/15/2171[3]	3,006,000
	TOTAL INDUSTRIALS	3,006,000

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	INFORMATION – 1.1%
	Wireless Communication Services – 1.1%
	T-Mobile USA, Inc.
$2,000,000	3.875%, 04/15/2030	$1,884,226
	TOTAL INFORMATION	1,884,226

	UTILITIES – 3.9%
	Electric Utilities – 1.5%
	Duke Energy Corporation
1,000,000	4.875% (5 Year CMT Rate + 3.388%), 03/16/2025[3]	963,588
	Emera Inc.
750,000	6.750% (3 Month LIBOR USD + 5.440%), 06/15/2076[1,3]	717,122
	NextEra Energy Capital Holdings, Inc.
1,000,000	3.800% (5 Year CMT Rate + 2.547%), 03/15/2082[3]	834,685
		2,515,395
	Multi-Utilities – 2.4%
	CenterPoint Energy, Inc.
3,000,000	6.125% (3 Month LIBOR USD + 3.270%), 03/01/2172[3]	2,859,375
	CMS Energy Corp.
700,000	3.750% (5 Year CMT Rate + 2.900%), 12/01/2050[3]	528,340
	Dominion Energy, Inc.
650,000	5.750% (3 Month LIBOR USD + 3.057%), 10/01/2054[3]	619,125
		4,006,840
	TOTAL UTILITIES	6,522,235
	TOTAL CORPORATE BONDS
	(Cost $102,097,538)	99,646,841

	MORTGAGE BACKED SECURITIES – 17.5%
	CityLine Commercial Mortgage Trust 2016-CLNE
665,000	2.871%, 11/13/20312,5	646,957
	Colony Multifamily Mortgage Trust 2014-1
2,072,208	5.873%, 04/22/2050[2,5]	2,008,451
	Fannie Mae Pool
2,996,078	5.000%, 03/01/2053	2,984,325
	Fannie Mae-Aces
3,688,893	1.501%, 08/25/2028[5]	196,430
1,833,068	0.750%, 09/25/2028	1,732,995
2,766,128	1.373%, 03/25/2029[5]	157,969
1,068,969	1.000%, 11/25/2033	1,011,947
	Freddie Mac Multiclass Certificates Series 2015-P001
7,690,000	1.826%, 10/27/2028[5]	600,227
	Freddie Mac Multiclass Certificates Series 2021-RR19
25,000,000	1.979%, 04/27/2029[5]	1,672,560
	Freddie Mac Multifamily Structured Pass Through Certificates
19,981,031	1.116%, 01/25/2026[5]	387,648
709,801	1.298%, 12/25/2026	657,762
28,948,210	1.626%, 01/25/2027[5]	1,313,693
30,000,000	0.607%, 03/25/2027[5]	535,554

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Freddie Mac Multifamily Structured Pass Through Certificates (Continued)
$30,893,000	0.605%, 08/25/2027[5]	$577,711
894,836	1.679%, 12/25/2027	822,608
13,195,292	1.084%, 06/25/2029[5]	621,285
7,570,000	1.916%, 04/25/2030[5]	793,995
7,249,000	1.985%, 04/25/2030[5]	769,387
3,332,000	1.704%, 08/25/2030[5]	319,520
8,200,000	1.784%, 09/25/2041[5]	24,880
1,835,000	3.287%, 04/25/2048[5]	318,198
2,035,000	2.722%, 01/25/2049[5]	299,736
1,715,000	2.711%, 02/25/2049[5]	256,097
	FREMF 2014-K37 Mortgage Trust
1,000,000	4.716%, 01/25/2047[2,5]	985,243
	FREMF 2015-K45 Mortgage Trust
1,000,000	3.733%, 04/25/2048[2,5]	970,917
	FREMF 2015-K50 Mortgage Trust
2,500,000	3.909%, 10/25/2048[2,5]	2,416,541
	FREMF 2016-K55 Mortgage Trust
1,445,000	4.301%, 04/25/2049[2,5]	1,394,887
	FREMF 2016-K59 Mortgage Trust
304,486,718	0.100%, 11/25/2049[2]	785,363
	Government National Mortgage Association
1,735,016	0.791%, 12/16/2056[5]	71,960
4,622,699	1.272%, 09/16/2060[5]	387,357
1,240,719	1.037%, 11/16/2060[5]	88,057
7,340,260	0.986%, 05/16/2063[5]	531,459
7,008,626	0.976%, 05/16/2063[5]	485,965
8,525,346	0.991%, 05/16/2063[5]	627,743
	Independence Plaza Trust 2018-INDP
1,500,000	4.158%, 07/12/2035[2]	1,399,540
	RAMP Series 2004-RS4 Trust
291,884	5.995% (1 Month LIBOR USD + 0.650%), 04/25/2034[3]	289,846
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $29,221,698)	29,144,813

	US GOVERNMENT NOTES/BONDS – 4.8%
	United States Treasury Note/Bond
2,755,000	4.000%, 02/29/2028	2,816,019
960,000	4.000%, 02/28/2030	989,700
1,610,000	3.500%, 02/15/2033	1,619,685
1,660,000	3.375%, 08/15/2042	1,563,772
955,000	3.625%, 02/15/2053	947,166
	TOTAL US GOVERNMENT NOTES/BONDS
	(Cost $7,895,064)	7,936,342

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2023 (Unaudited)

Number of
Shares		Value
	SHORT-TERM INVESTMENT – 6.1%
10,214,268	First American Treasury Obligations Fund – Class X, 4.76%[6]	$10,214,268
	TOTAL SHORT-TERM INVESTMENT
	(Cost $10,214,268)	10,214,268
	TOTAL INVESTMENTS – 100.9%
	(Cost $171,752,392)	168,382,106
	Liabilities in Excess of Other Assets – (0.9)%	(1,573,564)
	TOTAL NET ASSETS – 100.0%	$166,808,542

CMT – Constant Maturity Rate

LIBOR – London Inter-bank Offered Rate

PLC – Public Limited Company

SOFR – Secured Overnight Financing Rate

[1]	Foreign security denominated in U.S. Dollars.

[2]	Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2023, the value of these securities total $25,484,721 which represents 15.28% of total net assets.

[3]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of April 30, 2023.

[4]	Step-up bond; the interest rate shown is the rate in effect as of April 30, 2023.

[5]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of April 30, 2023.

[6]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
As of April 30, 2023 (Unaudited)

	Number of
	Contracts		Current	Value At	Value
	Purchased	Settlement	Notional	Trade	Unrealized	Unrealized
Description	(Sold)	Month-Year	Amount	Date	Appreciation	(Depreciation)
Purchase Contracts:
US 5Yr Note (Cbt)	23	Jun-23	$2,524,071	$2,485,224	$38,847	$—
US 10Yr Ultra Future	90	Jun-23	10,930,781	10,778,580	152,201	—
US Ultra Bond (Cbt)	39	Jun-23	5,514,844	5,290,962	223,882	—
Total Purchase Contracts			$18,969,696	$18,554,766	$414,930	$—

Sale Contract:
US 2Yr Note (Cbt)	(168)	Jun-23	$34,635,563	$34,554,427	$—	$(81,136)
Total Sale Contract			$34,635,563	$34,554,427	$—	$(81,136)
Total Futures Contracts			$(15,665,867)	$(15,999,661)	$414,930	$(81,136)
Net Unrealized Appreciation					$333,794

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2023 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Energy	1.5%
Materials	1.4%
Total Common Stocks	2.9%
Asset Backed Securities	9.9%
Corporate Bonds
Financials	40.9%
Energy	4.9%
Utilities	3.9%
Communication Services	3.6%
Industrials	1.8%
Health Care	1.5%
Consumer Discretionary	1.5%
Information	1.1%
Consumer Staples	0.5%
Total Corporate Bonds	59.7%
Mortgage Backed Securities	17.5%
U.S. Government Notes/Bonds	4.8%
Short-Term Investment	6.1%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2023 (Unaudited)

	North Square	North Square
	Advisory	Altrinsic	North Square	North Square
	Research Small	International	McKee	Strategic
	Cap Value Fund	Equity Fund	Bond Fund	Income Fund
Assets:
Investments, at cost	$19,985,943	$106,160,991	$112,458,847	$171,752,392

Investments, at value	$19,055,449	$109,252,472	$105,674,007	$168,382,106
Cash	—	110	—	—
Receivables:
Receivable for investments sold	226,347	1,941,993	136,789	—
Dividends and interest	1,352	520,820	584,066	1,745,351
Fund shares sold	—	8,368	150,000	139,580
Due from advisor (Note 3)	—	—	4,959	—
Assets held at broker	—	—	—	448,429
Variation margin	—	—	—	333,794
Prepaid expenses	22,956	43,367	50,720	39,266
Total assets	19,306,104	111,767,130	106,600,541	171,088,526

Liabilities:
Due to Custodian	—	—	—	57,189
Payables:
Payable for investment securities purchased	413,628	2,076,004	—	3,935,861
Fund shares redeemed	8,536	108,437	26,357	103,843
Distributions payable	—	—	37,563	9,942
Accrued expenses:
Due to advisor (Note 3)	6,416	63,894	—	76,447
Auditing fees	3,516	10,853	14,942	16,964
Due to trustees	3,196	9,705	12,380	16,433
Fund administration fees	2,358	5,555	15,124	3,606
Legal fees	2,317	8,550	6,349	8,610
Transfer agent fees	2,268	3,109	9,384	2,310
Custody fees	985	7,810	—	3,154
Chief compliance officer fees	—	3,364	1,826	365
Shareholder servicing fees (Note 6)	—	—	1,303	41,866
Distribution fees – Class A (Note 7)	—	—	—	5
Accrued other expenses	1,410	2,816	1,379	3,389
Total liabilities	444,630	2,300,097	126,607	4,279,984

Net Assets	$18,861,474	$109,467,033	$106,473,934	$166,808,542

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of April 30, 2023 (Unaudited)

	North Square	North Square
	Advisory	Altrinsic	North Square	North Square
	Research Small	International	McKee	Strategic
	Cap Value Fund	Equity Fund	Bond Fund	Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$21,249,860	$106,344,667	$121,690,650	$176,026,921
Total distributable earnings (accumulated deficit)	(2,388,386)	3,122,366	(15,216,716)	(9,218,379)
Net Assets	$18,861,474	$109,467,033	$106,473,934	$166,808,542

Maximum Offering Price per Share:
Class A* Shares:
Net assets applicable to shares outstanding	$—	$—	$—	$87,098
Shares of beneficial interest issued and outstanding	—	—	—	10,007
Net asset value, redemption and offering price per share	$—	$—	$—	$8.70

Class I Shares:
Net assets applicable to shares outstanding	$18,861,474	$109,467,033	$390,230	$166,721,444
Shares of beneficial interest issued and outstanding	2,016,714	10,446,496	44,048	19,149,111
Net asset value, redemption and offering price per share	$9.35	$10.48	$8.86	$8.71

Class R6 Shares:
Net assets applicable to shares outstanding	$—	$—	$106,083,703	$—
Shares of beneficial interest issued and outstanding	—	—	11,933,773	—
Net asset value, redemption and offering price per share	$—	$—	$8.89	$—

*	Class A of the North Square Strategic Income Fund commenced operations on February 28, 2023.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2023 (Unaudited)

	North Square	North Square
	Advisory	Altrinsic	North Square	North Square
	Research Small	International	McKee	Strategic
	Cap Value Fund	Equity Fund	Bond Fund	Income Fund
Investment Income:
Dividends (net of foreign withholding taxes and/or issuance fees of $0, $133,933, $0, and -$210, respectively)	$168,430	$1,002,874	$—	$27,828
Interest (net of foreign withholding taxes and/or issuance fees of $0, $0, $213, and $0, respectively)	7,219	65,937	1,769,801	3,597,988
Total investment income	175,649	1,068,811	1,769,801	3,625,816

Expenses:
Advisory fees (Note 3)	71,440	301,940	129,922	498,651
Registration fees	11,761	11,345	19,233	15,497
Shareholder servicing fees (Note 6)	11,226	13,305	—	74,774
Fund administration fees	9,826	30,445	55,213	55,927
Legal fees	6,776	20,845	39,415	38,908
Transfer agent fees and expenses	5,834	15,364	29,071	28,829
Trustees’ fees and expenses	3,372	10,873	18,245	19,235
Custody fees	2,895	12,545	7,836	7,459
Chief Compliance Officer fees (Note 3)	1,847	15,715	5,307	7,051
Auditing fees	1,266	4,291	8,781	9,157
Fund accounting fees	830	2,583	4,708	4,614
Shareholder reporting fees	496	1,382	2,693	4,704
Distribution fees – Class A (Note 7)	—	—	—	7
Other expenses	796	2,935	6,000	4,219
Total expenses	128,365	443,568	326,424	769,032
Less advisory fees waived & expenses reimbursed (Note 3)	(32,431)	(77,464)	(172,000)	(127,903)
Net expenses	95,934	366,104	154,424	641,129
Net Investment income	79,715	702,707	1,615,377	2,984,687

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,427,706)	861,870	(3,001,212)	(1,131,906)
Futures contracts	—	—	—	(2,297,705)
Foreign currency transactions	—	4,123	—	(3,056)
Net realized gain (loss)	(1,427,706)	865,993	(3,001,212)	(3,432,667)
Net change in unrealized appreciation/depreciation on:
Investments	779,003	15,161,444	7,715,537	3,312,574
Futures contracts	—	—	—	333,794
Foreign currency transactions	—	(1,996,767)	—	—
Net change in unrealized appreciation/depreciation	779,003	13,164,677	7,715,537	3,646,368
Net realized and unrealized gain (loss)	(648,703)	14,030,670	4,714,325	213,701
Net increase (decrease) in net assets from operations	$(568,988)	$14,733,377	$6,329,702	$3,198,388

See accompanying Notes to Financial Statements.

(This Page Intentionally Left Blank.)

STATEMENTS OF CHANGES IN NET ASSETS

	North Square Advisory Research		North Square Altrinsic
	Small Cap Value Fund		International Equity Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	April 30,	Year Ended	April 30,	Year Ended
	2023	October 31,	2023	October 31,
	(Unaudited)	2022	(Unaudited)	2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$79,715	$2,147	$702,707	$987,230
Net realized gain (loss) on investments and foreign currency translations	(1,427,706)	1,234,910	865,993	(1,465,265)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	779,003	(3,832,957)	13,164,677	(11,666,682)
Net increase (decrease) in net assets resulting from operations	(568,988)	(2,595,900)	14,733,377	(12,144,717)

Distributions to shareholders	(1,298,708)	(727,531)	(1,012,568)	(831,136)

Capital Transactions:
Net proceeds from shares sold	88,247	19,177,901	35,440,721	29,799,973
Reinvestment of distributions	1,298,708	727,531	920,902	831,136
Cost of shares redeemed	(1,524,396)	(5,826,812)	(1,183,581)	(1,820,000)
Net increase (decrease) in net assets from capital transactions	(137,441)	14,078,620	35,178,042	28,811,109

Total increase (decrease) in net assets	(2,005,137)	10,755,189	48,898,851	15,835,256

Net Assets:
Beginning of Period	20,866,611	10,111,422	60,568,182	44,732,926
End of Period	$18,861,474	$20,866,611	$109,467,033	$60,568,182

Capital Share Transactions:
Shares sold	8,930	1,646,309	3,516,909	2,949,238
Shares reinvested	138,526	63,892	96,104	79,806
Shares redeemed	(154,060)	(515,235)	(113,923)	(194,477)
Net increase (decrease) in capital share transactions	(6,604)	1,194,966	3,499,090	2,834,567

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square		North Square
	McKee Bond Fund		Strategic Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	April 30,	Year Ended	April 30,	Year Ended
	2023	October 31,	2023	October 31,
	(Unaudited)	2022	(Unaudited)	2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,615,377	$1,755,113	$2,984,687	$2,846,911
Net realized loss on investments and foreign currency translations	(3,001,212)	(4,607,795)	(3,432,667)	(3,024,136)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	7,715,537	(13,504,587)	3,646,368	(11,157,503)
Net increase (decrease) in net assets resulting from operations	6,329,702	(16,357,269)	3,198,388	(11,334,728)
Distributions to shareholders
Distributions:
Class A*	—	—	(372)	—
Class I**	(43,590)	(393)	(2,922,210)	(4,738,633)
Class R6***	(1,631,064)	(2,113,446)	—	—
Total	(1,674,654)	(2,113,839)	(2,922,582)	(4,738,633)
Capital Transactions:
Net proceeds from shares sold:
Class A*	—	—	87,061	—
Class I**	5,726,361	41,109	77,972,549	62,910,607
Class R6***	2,780,657	12,872,189	—	—
Reinvestment of distributions:
Class A*	—	—	372	—
Class I**	43,589	393	2,863,061	4,660,372
Class R6***	1,428,743	1,876,338	—	—
Cost of shares redeemed:
Class A*	—	—	—
Class I**	(5,307,771)	—	(28,015,596)	(17,332,491)
Class R6***	(10,451,457)	(28,011,568)	—	—
Net increase (decrease) in net assets from capital transactions	(5,779,878)	(13,221,539)	52,907,447	50,238,488
Total increase (decrease) in net assets	(1,124,830)	(31,692,647)	53,183,253	34,165,127
Net Assets:
Beginning of Period	107,598,764	139,291,411	113,625,289	79,460,162
End of Period	$106,473,934	$107,598,764	$166,808,542	$113,625,289
Capital Share Transactions:
Shares sold:
Class A*	—	—	9,964	—
Class I**	652,265	4,633	8,786,402	6,678,228
Class R6***	313,979	1,396,703	—	—
Shares reinvested:
Class A*	—	—	43	—
Class I**	4,986	44	325,246	493,729
Class R6***	162,748	205,909	—	—
Shares redeemed:
Class A*	—	—	—	—
Class I**	(618,895)	—	(3,171,378)	(1,837,565)
Class R6***	(1,191,826)	(3,102,939)	—	—
Net increase (decrease) in capital share transactions	(676,743)	(1,495,650)	5,950,277	5,334,392

*	Class A of the North Square Strategic Income Fund commenced operations on February 28, 2023.

**	This share class of North Square McKee Bond Fund was converted from “Class Y” to “Class I” effective December 1, 2021. The commencement of operations for this class was May 19, 2021.

***	This share class of North Square McKee Bond Fund was converted from “Class I” to “Class R6” effective December 1, 2021.

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Period Ended
	April 30, 2023		For the Year Ended October 31,
	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period	$10.31		$12.21	$9.33	$11.63		$14.73	$14.77
Income from Investment Operations:
Net investment income[1]	0.04		— [2]	0.04	0.08		0.07	0.06
Net realized and unrealized gain (loss)	(0.35)		(1.02)	3.95	(1.11)		0.85	1.27
Total from investment operations	(0.31)		(1.02)	3.99	(1.03)		0.92	1.33
Less Distributions:
From net investment income	(0.01)		(0.03)	(0.10)	(0.07)		(0.07)	(0.05)
From net realized gain	(0.64)		(0.85)	(1.01)	(1.20)		(3.95)	(1.32)
Total distributions	(0.65)		(0.88)	(1.11)	(1.27)		(4.02)	(1.37)
Redemption Fee Proceeds[1]	—		—	—	—		— [2]	— [2]
Net asset value, end of period	$9.35		$10.31	$12.21	$9.33		$11.63	$14.73
Total return[3]	(2.99	)% [5]	(9.05)%	46.09%	(10.63)%		12.95%	9.33%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,861		$20,867	$10,111	$4,378		$9,385	$10,575
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.26	% [6]	1.24%	1.63%	1.97%		1.76%	1.78%
After fees waived and expenses absorbed	0.94	% [6]	0.94%	0.95%	0.97	% [4]	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.46	% [6]	(0.29)%	(0.34)%	(0.21)%		(0.17)%	(0.39)%
After fees waived and expenses absorbed	0.78	% [6]	0.01%	0.34%	0.79%		0.59%	0.39%
Portfolio turnover rate	19	% [5]	107%	45%	49%		26%	42%

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.005 per share.

[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	The annual net expense ratio changed from 1.00% to 0.95% of net assets as of the close of business on February 21, 2020.

[5]	Not Annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the			For the Period
	Period Ended		For the	December 4, 2020*
	April 30, 2023		Year Ended	through
	(Unaudited)		October 31, 2022	October 31, 2021
Net asset value, beginning of period	$8.72		$10.88	$10.00
Income from Investment Operations:
Net investment income[1]	0.09		0.16	0.13
Net realized and unrealized gain (loss)	1.81		(2.12)	0.76
Total from investment operations	1.90		(1.96)	0.89
Less Distributions:
From net investment income	(0.14)		(0.09)	(0.01)
From net realized gain	—		(0.11)	—
Total distributions	(0.14)		(0.20)	(0.01)
Net asset value, end of period	$10.48		$8.72	$10.88
Total return[2]	22.00	% [3]	(18.30)%	8.88	% [3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$109,467		$60,568	$44,733
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.17	% [4]	1.29%	1.43	% [4]
After fees waived and expenses absorbed	0.97	% [4]	0.97%	0.97	% [4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.66	% [4]	1.37%	0.92	% [4]
After fees waived and expenses absorbed	1.86	% [4]	1.69%	1.38	% [4]
Portfolio turnover rate	20	% [3]	23%	22	% [3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not Annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the			For the Period
	Period Ended		For the	May 19, 2021*
	April 30, 2023		Year Ended	through
	(Unaudited)		October 31, 2022	October 31, 2021
Net asset value, beginning of period	$8.48		$9.84	$9.89
Income from Investment Operations:
Net investment income[1]	0.12		0.14	0.01
Net realized and unrealized gain (loss)	0.40		(1.34)	(0.02)
Total from investment operations	0.52		(1.20)	(0.01)
Less Distributions:
From net investment income	(0.14)		(0.16)	(0.04)
Total distributions	(0.14)		(0.16)	(0.04)
Net asset value, end of period	$8.86		$8.48	$9.84
Total return[2]	6.12	% [3]	(12.33)%	(0.12	)% [3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$390		$48	$10
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.59	% [4]	0.77%	0.64	% [4]
After fees waived and expenses absorbed	0.47	% [4]	0.47%	0.47	% [4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.66	% [4]	1.28%	0.13	% [4]
After fees waived and expenses absorbed	2.79	% [4]	1.58%	0.30	% [4]
Portfolio turnover rate	48	% [3]	129%	321	% [3,5]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not Annualized.

[4]	Annualized.

[5]	Securities purchased in-kind were excluded from the computation of the ratio.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
FINANCIAL HIGHLIGHTS
Class R6

Per share operating performance.
For a capital share outstanding throughout each period.

	For the			For the Period
	Period Ended		For the	December 28, 2020*
	April 30, 2023		Year Ended	through
	(Unaudited)		October 31, 2022	October 31, 2021
Net asset value, beginning of period	$8.50		$9.84	$10.00
Income from Investment Operations:
Net investment income[1]	0.13		0.13	0.03
Net realized and unrealized gain (loss)	0.40		(1.31)	(0.13)
Total from investment operations	0.53		(1.18)	(0.10)
Less Distributions:
From net investment income	(0.14)		(0.16)	(0.06)
Total distributions	(0.14)		(0.16)	(0.06)
Net asset value, end of period	$8.89		$8.50	$9.84
Total return[2]	6.22	% [3]	(12.14)%	(0.91	)% [3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$106,084		$107,550	$139,281
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.60	% [4]	0.58%	0.73	% [4]
After fees waived and expenses absorbed	0.28	% [4]	0.28%	0.28	% [4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.67	% [4]	1.08%	(0.04	)% [4]
After fees waived and expenses absorbed	2.99	% [4]	1.38%	0.41	% [4]
Portfolio turnover rate	48	% [3]	129%	321	% [3,5]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not Annualized.

[4]	Annualized.

[5]	Securities purchased in-kind were excluded from the computation of the ratio.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Period
	February 28, 2023*
	through
	April 30, 2023
	(Unaudited)
Net asset value, beginning of period	$8.85
Income from Investment Operations:
Net investment income[1]	0.08
Net realized and unrealized gain (loss)	(0.17)
Total from investment operations	(0.09)
Less Distributions:
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$8.70
Total return[2]	(0.99	)% [3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.45	% [4]
After fees waived and expenses absorbed	1.15	% [4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	5.18	% [4]
After fees waived and expenses absorbed	5.48	% [4]
Portfolio turnover rate	73	% [3]

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not Annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Period Ended
	April 30, 2023		For the Year Ended October 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.60		$10.09	$9.99	$9.53	$8.97	$9.46
Income from Investment Operations:
Net investment income[1]	0.18		0.27	0.24	0.23	0.32	0.35
Net realized and unrealized gain (loss)	0.10		(1.26)	0.60	0.48	0.56	(0.49)
Total from investment operations	0.28		(0.99)	0.84	0.71	0.88	(0.14)
Less Distributions:
From net investment income	(0.17)		(0.26)	(0.28)	(0.25)	(0.32)	(0.34)
From net realized gain	—		(0.24)	(0.46)	—	—	(0.01)
Total distributions	(0.17)		(0.50)	(0.74)	(0.25)	(0.32)	(0.35)
Redemption Fee Proceeds[1]	—		—	—	—	— [2]	— [2]
Net asset value, end of period	$8.71		$8.60	$10.09	$9.99	$9.53	$8.97
Total return[3]	3.27	% [4]	(10.17)%	8.63%	7.56%	10.00%	(1.43)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$166,721		$113,625	$79,460	$74,287	$10,641	$10,403
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.08	% [5]	1.14%	1.28%	1.48%	1.76%	2.27%
After fees waived and expenses absorbed	0.90	% [5]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.01	% [5]	2.63%	2.06%	1.75%	2.56%	2.41%
After fees waived and expenses absorbed	4.19	% [5]	2.87%	2.44%	2.33%	3.42%	3.78%
Portfolio turnover rate	73	% [4]	163%	77%	145%	36%	48%

[1]	Based on average shares outstanding for the period.

[2]	Amount represents less than $0.005 per share.

[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not Annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

North Square Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited)

Note 1 – Organization

The North Square Advisory Research Small Cap Value Fund (“Small Cap Value” or “Small Cap Value Fund”), North Square Altrinsic International Equity Fund (“International Equity” or “International Equity Fund”), North Square McKee Bond Fund (“McKee Bond” or “McKee Bond Fund”), and North Square Strategic Income Fund (“Strategic Income” or “Strategic Income Fund”)(each a “Fund” and collectively the “Funds”) are organized as a series of the North Square Investments Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective January 11, 2022, the North Square Advisory Research All Cap Value Fund changed names to the North Square Advisory Research Small Cap Value Fund. The Funds are diversified funds.

The Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. Effective the close of business on February 21, 2020, the Small Cap Value Fund (the “Successor Fund”) acquired the assets and assumed the liabilities of the Advisory Research Small Cap Value Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, which commenced operations on November 16, 2009.

The International Equity Fund’s primary investment objective is to provide long-term growth of capital. The Fund commenced operations on December 4, 2020.

The McKee Bond Fund’s primary investment objective is to maximize total return and generate consistent outperformance of the Fund’s benchmark, the Bloomberg Intermediate Aggregate Bond Index, with a high quality and highly liquid, well diversified portfolio through opportunistic, risk-controlled management. The Fund’s Class I share commenced operations on December 28, 2020 and Class Y share commenced operations on May 19, 2021. Effective on December 1, 2021, the outstanding Class Y shares of the McKee Bond Fund were renamed as Class I shares, and the previously outstanding Class I shares of the Fund were renamed as Class R6 shares. The ticker symbols of the renamed classes did not change.

The Strategic Income Fund’s primary investment objectives are to seek high current income and to seek long-term capital appreciation. Effective the close of business on February 21, 2020, the Strategic Income Fund (the “Successor Fund”) acquired the assets and assumed the liabilities of the Advisory Research Strategic Income Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, which commenced operations on December 31, 2012.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2023 (Unaudited)

The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board receives a report on all securities that were fair valued by the Advisor during the quarter.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds are in compliance with Rule 2a-5, which had a compliance date of September 8, 2022.

Prior to the effectiveness of Rule 2a-5 on September 8, 2022, the Board of Trustees (“Board”) approved the delegation of valuation and pricing responsibility to the Administrator. The Board had also delegated to the Valuation Committee the responsibility for determining a security’s fair value under the circumstances that require a fair value determination. At each regular meeting of the Board there was presented to the Board, for its review, reports of each action taken by the Valuation Committee during the preceding quarter to value a security for which market quotations were not readily available, which reports may consist of, among other possible documentation, copies of minutes of meetings at which, or written consents by which, values were determined by the Valuation Committee. The Valuation Committee served through September 7, 2022. Effective September 8, 2022, the Board approved North Square Investments Trust Valuation Designees (the “Adviser Valuation Committee”), as the Funds’ valuation designee under Rule 2a-5.

(b) Deposits with Broker

When trading derivative instruments, such as forward or futures contracts, the Funds are only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Funds to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Funds’ returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), and to maintain the Funds’ open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At April 30, 2023, the Strategic Income Fund had $448,429 in cash and cash equivalents on deposit with brokers for futures.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2023 (Unaudited)

(d) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2019-2022 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

(e) Distributions to Shareholders

The McKee Bond Fund and Strategic Income Fund will make distributions of net investment income monthly. The Advisory Research Small Cap Value Fund and Altrinsic International Equity Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with North Square Investments, LLC (the “Advisor” or “NSI”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. Fees paid to the Advisor for the period ended April 30, 2023 are reported on the Statements of Operations. The annual rates are listed by Fund in the below table:

Fund	Investment Advisory Fees
Small Cap Value Fund	0.70%
International Equity Fund	0.80%
McKee Bond Fund	0.24%
Strategic Income Fund	0.70%

The Advisor engages Advisory Research, Inc. to manage the Small Cap Value Fund, Altrinsic Global Advisors, LLC to manage the International Equity Fund, CSM Advisors, LLC to manage the McKee Bond Fund, and Red Cedar Investment Management, LLC to manage the Strategic Income Fund (each a “Sub Advisor” and collectively the “Sub Advisors”). The Advisor pays the Sub Advisors from its advisory fees.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2023 (Unaudited)

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses†
		Class A	Class I	Class R6
Fund	Agreement Expires	Shares	Shares	Shares
Small Cap Value Fund	February 28, 2024	—	0.94%	—
International Equity Fund	February 28, 2024	—	0.97%	—
McKee Bond Fund	February 28, 2024	—	0.47%	0.28%
Strategic Income Fund	February 28, 2024	1.15%	0.90%	—

† The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Funds’ advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending thirty-six months after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Small Cap	International	McKee	McKee	Strategic	Strategic
	Value	Equity	Bond – R6	Bond – I	Income – A	Income – I
October 31, 2023	$22,693	$—	$—	$—	$—	$222,916
October 31, 2024	$41,637	$124,314	$245,194	$8	$—	$296,122
October 31, 2025	$58,446	$185,085	$380,890	$18	$—	$235,391
October 31, 2026	$32,431	$77,464	$170,140	$1,860	$8	$127,895
Total	$155,206	$386,863	$796,224	$1,885	$8	$882,324

For the period ended April 30, 2023, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, served as the Funds’ fund accountant, transfer agent and administrator. U.S. Bank, N.A., served as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended April 30, 2023 are reported on the Statements of Operations.

Compass Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution related services.

For the period ended April 30, 2023, Cipperman Compliance Services provided Chief Compliance Officer (“CCO”) services to the Funds. The Funds’ allocated fees incurred for CCO services for the period ended April 30, 2023 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At October 31, 2022, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Small Cap Value	International Equity	McKee Bond	Strategic Income
Cost of investments	$22,779,565	$70,370,610	$122,064,638	$114,042,192
Gross unrealized appreciation	$1,171,267	$1,648,587	$18,949	$683,963
Gross unrealized depreciation	(3,092,335)	(11,737,339)	(14,567,894)	(6,575,585)
Net unrealized appreciation (depreciation) on investments	$(1,921,068)	$(10,088,752)	$(14,548,945)	$(5,891,622)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2023 (Unaudited)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2022, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss (total distributable earnings) as follows:

	Increase (Decrease)
		Total
	Paid In Capital	Distributable Earnings
Small Cap Value	$123,884	$(123,884)
International Equity	$—	$—
McKee Bond	$—	$—
Strategic Income	$(255,705)	$255,705

As of October 31, 2022, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Small Cap Value	International Equity
Undistributed ordinary income	$—	$908,609
Undistributed long-term gains	1,276,083	—
Accumulated earnings	$1,276,083	$908,609
Accumulated capital and other losses	—	(1,418,300)
Net unrealized appreciation (depreciation) on investments	(1,921,068)	(10,088,752)
Total accumulated earnings	$(644,985)	$(10,598,443)

	McKee Bond	Strategic Income
Undistributed ordinary income	$22,650	$—
Undistributed long-term gains	—	—
Accumulated earnings	$22,650	$—
Accumulated capital and other losses	(5,345,469)	(3,346,858)
Net unrealized appreciation (depreciation) on investments	(14,548,945)	(5,891,622)
Total accumulated earnings	$(19,871,764)	$(9,238,480)

The tax character of distributions paid during the period ended April 30, 2023 and fiscal year ended October 31, 2022 were as follows:

	Small Cap Value		International Equity
	April 30,	October 31,	April 30,	October 31,
Distributions paid from:	2023	2022	2023	2022
Ordinary income	$22,611	$86,927	$1,012,568	$831,136
Net long-term capital gains	1,276,097	640,604	—	—
Total distributions paid	$1,298,708	$727,531	$1,012,568	$831,136

	McKee Bond		Strategic Income
	April 30,	October 31,	April 30,	October 31,
Distributions paid from:	2023	2022	2023	2022
Ordinary income	$1,674,654	$2,113,839	$2,922,582	$4,180,402
Net long-term capital gains	—	—	—	558,231
Total distributions paid	$1,674,654	$2,113,839	$2,922,582	$4,738,633

As of October 31, 2022, the following funds have nonexpiring capital loss carryforwards:

	Short-Term	Long-Term
Altrinsic International Equity	$1,385,603	$32,697
McKee Bond	$4,688,493	$656,976
Strategic Income	$3,346,858	$—

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2023 (Unaudited)

Note 5 – Investment Transactions

For the period ended April 30, 2023, purchases and sales of investments were as follows:

	Purchases	Sales
Small Cap Value Fund	$3,792,203	$5,174,141
International Equity Fund	$44,915,532	$14,560,967
McKee Bond Fund	$51,732,152	$62,170,303
Strategic Income Fund	$141,471,941	$91,348,319

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended April 30, 2023, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares. For the period ended April 30, 2023, distribution fees incurred with respect to Class A are disclosed on the Statements of Operations.

For the period November 1, 2022 through April 30, 2023, Strategic Income Fund incurred distribution fees in the following amounts:

Strategic Income Fund
Distribution Fees – Class A	7

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2023, in valuing the Funds’ assets carried at fair value:

Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$18,463,858	$—	$—	$18,463,858
Short-Term Investment	591,591	—	—	591,591
Total Investments	$19,055,449	$—	$—	$19,055,449

International Equity Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Bermuda	$4,419,029	$—	$—	$4,419,029
Brazil	1,032,828	—	—	1,032,828
Canada	1,586,331	—	—	1,586,331
China	—	4,249,041	—	4,249,041
France	—	13,149,742	—	13,149,742
Germany	878,734	8,931,947	—	9,810,681
India	2,077,457	—	—	2,077,457
Ireland	6,237,560	1,286,697	—	7,524,257
Israel	2,411,307	—	—	2,411,307
Japan	—	13,809,390	—	13,809,390
Mexico	1,301,620	—	—	1,301,620
Netherlands	—	7,564,706	—	7,564,706
Republic of Korea	—	5,166,358	—	5,166,358
Singapore	—	1,457,778	—	1,457,778
Spain	—	1,100,239	—	1,100,239
Sweden	—	651,824	—	651,824
Switzerland	3,790,941	8,263,727	—	12,054,668
United Kingdom	6,922,286	4,388,826	—	11,311,112
Preferred Stocks
Brazil	1,397,877	—	—	1,397,877
Germany	—	1,919,675	—	1,919,675
Short-Term Investment	5,256,552	—	—	5,256,552
Total Investments	$37,312,522	$71,939,950	$—	$109,252,472

McKee Bond Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset Backed Securities	$—	$4,875,649	$—	$4,875,649
Corporate Bonds[1]	—	30,320,798	—	30,320,798
Foreign Government Agency Issue	—	1,233,090	—	1,233,090
Mortgage Backed Securities	—	29,095,063	—	29,095,063
U.S. Government Agency Issues	—	32,366,352	—	32,366,352
U.S. Government Notes/Bonds	—	1,059,237	—	1,059,237
Certificates of Deposit	—	5,937,896	—	5,937,896
Short-Term Investment	785,922	—	—	785,922
Total Investments	$785,922	$104,888,085	$—	$105,674,007

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 securities at period end.

**	The Fund did not hold any Level 3 securities at period end.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2023 (Unaudited)

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$4,848,699	$—	$—	$4,848,699
Asset Backed Securities	—	16,591,143	—	16,591,143
Corporate Bonds[1]	—	99,646,841	—	99,646,841
Mortgage Backed Securities	—	29,144,813	—	29,144,813
U.S. Government Notes/Bonds	—	7,936,342	—	7,936,342
Short-Term Investment	10,214,268	—	—	10,214,268
Total Investments	$15,062,967	$153,319,139	$—	$168,382,106
Futures Contracts**
Long	$414,930	$—	$—	$414,930
Short	(81,136)	—	—	(81,136)
Total Futures Contracts	$333,794	$—	$—	$333,794

[1]	For a detailed break-out of corporate bonds and common stocks by major sector and industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

**	The fair value of the Fund’s futures contracts represents the net unrealized appreciation at period end.

Note 10 – Derivative and Other Financial Instruments

At April 30, 2023, the North Square Strategic Income Fund held derivative and other financial instruments which are not subject to a master netting arrangement. As the tables below illustrate, no positions are netted in the Fund’s financial statements:

Assets:				Gross Amounts not
offset in the Statement
of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the		Collateral
	of Recognized	Statement of Assets	Statement of Assets	Financial	Received
Description	Assets	and Liabilities	and Liabilities	Instruments	(Pledged)	Net Amount
Futures contracts*	$333,794	$—	$333,794	$—	$(333,794)	$—
Total	$333,794	$—	$333,794	$—	$(333,794)	$—

*	Reflects the current day variation margin as reported on the Fund’s statement of assets and liabilities.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2023 (Unaudited)

The following table presents the fair value of derivative instruments for the North Square Strategic Income Fund as of April 30, 2023 as presented on the Fund’s statement of assets and liabilities:

			Net Unrealized
	Fair Value		Gain (Loss) on
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities	Open Positions
North Square Strategic Income Fund
Futures Contracts*
Long Contracts
Interest Rate	$414,930	$—	$414,930
Total Long Contracts	414,930	—	414,930
Short Contracts
Interest Rate	—	81,136	$(81,136)
Total Short Contracts	—	81,136	(81,136)
Total Futures Contracts	$414,930	$81,136	$333,794

*	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund’s statement of assets and liabilities.

The following table presents the results of the derivative trading and information related to volume for the period ended April 30, 2023 for the North Square Strategic Income Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s statement of operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
North Square Strategic Income Fund
Futures Contracts
Interest rate	$(2,297,705)	$333,794
Total Futures Contracts	$(2,297,705)	$333,794
Option Contracts
Purchased Option Contracts*	$(38,209)	$(59,392)
Total Option Contracts	$(38,209)	$(59,392)

*	Purchased options are included in the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments.

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts held in the Strategic Income Fund during the period ended April 30, 2023 were:

	Average Notional
	Long	Short
Futures contracts	$35,498,593	$(25,552,564)
Options contracts	461,503	—

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2023 (Unaudited)

Note 11 – Accounting Regulations

Rule 18f-4

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds have been required to comply with Rule 18f-4 since August 19, 2022.

Rule 12d1-4

The SEC adopted new Rule 12d1-4, which allows registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2022.

London Interbank Offered Rate (“LIBOR”)

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Topic 820

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective as of the open of business on May 8, 2023, U.S. Bank Global Fund Services ceased serving as the Funds’ administrator, transfer agent and fund accountant. Effective as of the same date, Ultimus Fund Solutions, LLC began serving as the Funds’ administrator, transfer agent and fund accountant. Effective as of the open of business on May 8, 2023, Compass Distributors, LLC (“Compass”) ceased serving as the Funds’ distributor and, effective as of the same date, Foreside Fund Services, LLC, an affiliate of Compass, began serving as the Funds’ distributor. Effective as of the open of business on May 8, 2023, Cravath & Associates, LLC ceased serving as counsel to the Funds’ Independent Trustees and, effective as of the same date, Blank Rome LLP began serving as counsel to the Funds’ Independent Trustees. Effective as of the open of business on May 8, 2023, Tait, Weller & Baker LLP ceased serving as independent registered public accounting firm to the Funds and, effective as of the same date, Cohen & Company, Ltd. began serving as independent registered public accounting firm to the Funds. The change in the Funds’ independent registered public accounting firm was not due to any disagreement between the Funds and the independent registered public accounting firm. Seward & Kissel LLP continues to serve as the Funds’ counsel. U.S. Bank N.A. continues to serve as the Funds’ custodian.

North Square Funds
SUPPLEMENTAL INFORMATION

Trustees and Officers Information

Additional information about the Trustees is included in each Fund’s Statement of Additional Information which is available, without charge, upon request by calling (855) 551-5521 or on the Funds’ website at www.northsquareinvest.com. The Trustees and officers of each Fund and their principal occupations during the past five years are as follows:

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
David B. Boon (1960)	Trustee	08/2018 to present	Chief Financial Officer and Managing Director, Eagle Capital Management, LLC (since 2018); Chief Financial Officer and Partner, Cedar Capital, LLC (2013 – 2018).	12	None
Donald J. Herrema (1952)	Chairman of the Board and Trustee	08/2018 to present	Vice Chair and Chief Investment Officer, Independent Life Insurance Company (since 2018); Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) (since 2004); Executive Vice Chairman and Senior Advisor at Kennedy Wilson (real estate investment company) (2009 – 2016).	12	Chairman and Director Emeritus, TD Funds USA (2009 – 2019); Member, USC Marshall Business School Board (since 2010); Chairman and Trustee Emeritus (since 2014), Director, FEG Investment Advisors (since 2017); Director, Independent Life Insurance Company (since 2018).
Catherine A. Zaharis (1960)	Trustee	08/2018 to present	Professor of Practice (since 2019), Director, Professional/Employer Development, Finance Department (2015 – 2019), Adjunct Lecturer (2010 – 2019), and Business Director, MBA Finance Career Academy (2008 – 2015), University of Iowa, Tippie College of Business; Chair (2013 – 2016), Director (1999 – 2016), and Investment Committee Member (1999 – 2013) and Chair (2003 – 2013), University of Iowa Foundation.	12	None

North Square Funds
SUPPLEMENTAL INFORMATION – Continued

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Interested Trustees[d]
Mark D. Goodwin (1964)	Trustee and President	08/2018 to present	Chief Executive Officer, North Square Investments LLC (since July 2018); President and Chief Operating Officer (2015 – July 2018) and Executive Vice President (2014 – 2015), Oak Ridge Investments, LLC.	12	None
Officers of the Trust
Alan E. Molotsky (1956)	Treasurer and Secretary	08/2018 to present	Chief Financial Officer, Chief Compliance Officer (July 2018 – March 2021), General Counsel and Senior Managing Director, North Square Investments, LLC (since July 2018); Chief Financial Officer, Chief Compliance Officer, General Counsel and Executive Vice President, Oak Ridge Investments LLC (2004 – July 2018).	N/A	N/A
David J. Gaspar (1954)	Vice President	08/2018 to present	Chief Operations and Information Officer and Senior Managing Director, North Square Investments, LLC (since July 2018); Chief Operations Officer, Chief Information Officer, Chief Information Security Officer and Executive Vice President, Oak Ridge Investments, LLC (2000 – July 2018).	N/A	N/A
Douglas N. Tyre (1980)	Chief Compliance Officer	09/2018 to present	Assistant Compliance Director, Cipperman Compliance Services, LLC (since 2014).	N/A	N/A

a.	The business address of each Trustee and officer is c/o North Square Investments, LLC, 200 West Madison Street, Suite 2610, Chicago, Illinois 60606.

b.	Trustees and officers serve until their successors are duly elected and qualified.

c.	The term “Fund Complex” applies to the twelve portfolios that currently comprise the Trust, which consists of the four Funds, the North Square Spectrum Alpha Fund, the North Square Advisory Research Small Cap Growth Fund, the North Square Preferred and Income Securities Fund, the North Square Multi Strategy Fund, the North Square Dynamic Small Cap Fund, the North Square Tactical Defensive Fund, the North Square Tactical Growth Fund, and the North Square Trilogy Alternative Return Fund.

d.	Mr. Goodwin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the Adviser.

North Square Funds
SUPPLEMENTAL INFORMATION – Continued

Board Consideration of the Continuation of the Investment Advisory Agreement and Sub-Advisory Agreement and Related Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on December 7-8, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (the “Adviser”) and the Trust, on behalf of the North Square Tactical Defensive Fund, the North Square Tactical Growth Fund, and the North Square Trilogy Alternative Return Fund (each, a “Fund” and collectively, the “Funds”); and (ii) the investment sub-advisory agreement between the Adviser and NSI Retail Advisors, LLC (“NSI Retail” ) with respect to the Funds (the “Sub-Adviser”). The Adviser and the Sub-Adviser are collectively referred to as the “Advisers.” The investment sub-advisory agreement with the Sub-Adviser is referred to as the “Sub-Advisory Agreement,” and the Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements proposed for continuation, the Board requested and reviewed responses from the Advisers to the Section 15(c) requests posed to the Advisers on behalf of the Independent Trustees by Independent Trustee Counsel and supporting materials related to those questions and responses, as well as other information and data provided. In this regard, the Board reviewed and discussed various data and information that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreement, memoranda provided by both Fund Counsel and Independent Trustee Counsel summarizing the requirements and guidelines relevant to the Board’s consideration of the approvals of such Agreements, each Adviser’s Form ADV Part I A, brochures and brochure supplements, profitability information, comparative information about each Fund’s performance for periods ended September 30, 2022 or October 31, 2022, as applicable, advisory fees and expense ratios, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by the Advisers during the course of the year, to evaluate the Agreements, as applicable, with respect to each Fund. The Board reviewed the Advisers’15(c) responses and discussed various questions and information with representatives of the Advisers at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Adviser and Sub-Adviser provided at the Meeting concerning the Agreements. The Board, as noted above, also took into account information reviewed periodically throughout the year that was relevant to its consideration of the Agreements, including performance, advisory fee and other expense information and discussions with the Funds’ portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgement. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements for the Funds for an additional one-year period.

In determining whether to approve the continuation of the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by Fund Counsel and Independent Trustee Counsel who, as noted above, each provided a legal memorandum to the Board detailing the duties and responsibilities of the Board in connection with the various actions and approvals required in connection with the renewal of the Agreements. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its renewal of the Agreements is provided below.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Funds by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Advisers. The Board noted the non-investment advisory services provided by the Advisers, including the supervision and coordination of the Funds’service providers and the provision of related administrative and other services provided by the Advisers, in particular. The Board also considered each Adviser’s reputation, organizational structure, resources and overall financial strength (including economic and other support provided by affiliates of the Adviser), its willingness and commitment to consider and implement organizational, personnel, and operational changes designed to enhance services to the Funds, as necessary.

In addition, the Board considered the Advisers’professional personnel who provide or will provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. In addition, the Board considered the compliance programs and compliance records of the Advisers. In this regard, the Board was provided with and reviewed the

North Square Funds
SUPPLEMENTAL INFORMATION – Continued

Advisers’compliance policies and procedures, as well as received presentations regarding such policies and procedures throughout the year. The Board noted the Adviser’s support of the Funds’compliance control structure, including the resources that are devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Advisers to address cybersecurity risks and invest in business continuity planning, including the steps taken by the Adviser to address the continuing challenges created by the Covid-19 pandemic.

With respect to the Adviser, the Board considered the Funds’ ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities of the Adviser under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Adviser, overseeing the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Adviser with respect to the services that the Sub-Adviser currently provides under the Sub-Advisory Agreement. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the Sub-Adviser. The Board also considered the process used by the Adviser, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement of sub-advisers, when necessary, and provide other services under the Advisory Agreement. The Board also considered the financial support provided by affiliates of the Adviser that enabled the Adviser to expand the NSI Funds Complex, including through the acquisition/adoption of the Stadion Funds, which has provided benefits to the NSI Funds Complex as a whole.

With respect to the Sub-Adviser, which provides day-to-day portfolio advisory services for the Funds, subject to oversight by the Adviser, the Board considered, among other things, the quality of the Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of each Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-Adviser’s approach for compensating the portfolio managers. Moreover, the Board considered that the Adviser has the oversight responsibility for conflicts of interest related to the Funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided or to be provided by the Adviser and the Sub-Adviser, taken as a whole, remain appropriate and consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreement, as applicable. In addition, the Board concluded that each Fund was likely to continue to benefit from services being provided or to be provided under each of the Agreements.

Fund Performance

The Board reviewed the performance of each Fund for the different time periods presented in the Board meeting materials and throughout the year. The Board considered various data and materials provided to the Board by the Advisers concerning Fund performance, as well as comparative fee information provided by the Administrator based on data produced by Morningstar Inc., an independent provider of investment company data (“Morningstar”), comparing the investment performance of each Fund to its respective benchmark index, and to a universe of peer funds.

The Board received information at the Meeting, and throughout the year, concerning the performance of the Funds relative to their respective benchmarks and universes for the relevant periods. The Board discussed factors contributing to, or detracting from, the Fund’s performance. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, including with respect to investment decisions and market and other factors that affected the Fund’s investment performance.

Based on these considerations, the Board concluded that it was satisfied that the Adviser and the Sub-Adviser continue to have the capability of providing satisfactory investment performance for the Funds, as applicable.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Adviser under the Advisory Agreement and each Fund’s total net expense ratio. The Board also reviewed and considered the sub-advisory fee rates being paid by the Adviser to the Sub-Adviser for sub-advisory services.

The Board reviewed information from Morningstar comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise, the comparative information provided by Morningstar was helpful to the Board in evaluating the reasonableness of each Fund’s fees and total expense ratio.

The Board also received and considered information about the portion of the advisory fee that is being retained by the Adviser after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by Adviser and not delegated to or assumed by the Sub-Adviser, and about the Adviser’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to the Sub-Adviser had been negotiated by the Adviser, noting that NSI Retail was an affiliated Sub-Adviser.

North Square Funds
SUPPLEMENTAL INFORMATION – Continued

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Adviser and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients, such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement were reasonable.

Profitability

The Board received and considered information concerning the Adviser’s costs of sponsoring the Funds and the profitability to the Adviser from providing services to the Funds. The Board noted that the levels of profitability may be affected by various factors. The Board also received information related to the operations and profitability to the Sub-Adviser from providing services to the Funds. The Board considered representations from the Adviser and the Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Adviser and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-Adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement. In addition, the Board took note that each of the Funds remains in a developing state that has been, and continues to be, impacted by the Covid-19 pandemic and current market conditions, and accordingly, NSI continues to have limited profitability from the Funds at this time.

Based on its review, the Board did not deem the profits received by the Advisers from services being provided to the Funds to be at a level that would prevent it from approving the Agreements.

Economies of Scale

The Board considered the potential for the Adviser to experience economies of scale in the provision of advisory services to each Fund as the Funds grew. The Board considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board observed that each of the Funds continues in a developmental state.

The Board concluded that, especially in light of the current stage of development of the Funds, the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Adviser’s business as a result of their relationships with the Fund. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Adviser and its affiliates may receive because of their relationships with the Funds, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Advisers and their affiliates are unreasonable.

Conclusion

At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above and assisted by the advice of both Fund Counsel and Independent Trustee Counsel, the Board, including the Independent Trustees, concluded that the approval of the renewal and continuation of the Agreements was in the best interest of each Fund and its shareholders.

North Square Funds
SUPPLEMENTAL INFORMATION – Continued

Liquidity Risk Management Program

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the North Square Investments Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for the funds within the Trust (the “Funds”). The Program seeks to assess and manage each Funds’ liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that each Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Funds’ investment adviser as the administrator for the Program (the “Trust Program Administrator”).

At its meeting on December 7-8, 2022, the Board received and reviewed a written report (the “Report”) from the Trust’s Vice President, on behalf of the Trust Program Administrator, concerning the operation of the Program for the period of October 1, 2021 through September 30, 2022 (the “Period”). The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following: (1) the periodic assessment (no less frequently than annually) of certain factors that influence each Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.

The Report summarized the operation of the Program and the information and factors considered by the Trust Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. The Report considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Trust Program Administrator. The Report stated that the Funds have retained ICE Data Services, a third-party vendor, to provide a liquidity risk classification specified by the Rule. The Report also noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments. Thus, the Trust Program Administrator concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Rule and Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to a HLIM shortfall. There were no material changes to the Program during the Period.

Based on its review, the Report of the Trust Program Administrator concluded that the Program is reasonably designed to assess and manage liquidity risk and has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to each Funds’ liquidity developments.

North Square Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from November 1, 2022 to April 30, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Small Cap Value Fund		11/1/22	4/30/23	11/1/22 – 4/30/23
Class I	Actual Performance	$1,000.00	$970.10	$4.59
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.13	$4.71

*	Expenses are equal to the Fund’s annualized expense ratios of 0.94% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
International Equity Fund		11/1/22	4/30/23	11/1/22 – 4/30/23
Class I	Actual Performance	$1,000.00	$1,220.00	$5.34
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.98	$4.86

*	Expenses are equal to the Fund’s annualized expense ratios of 0.97% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

North Square Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended April 30, 2023 (Unaudited)

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
McKee Bond Fund		11/1/22	4/30/23	11/1/22 – 4/30/23
Class I	Actual Performance	$1,000.00	$1,061.20	$2.40
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.46	$2.36
Class R6	Actual Performance	$1,000.00	$1,062.20	$1.43
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.41	$1.40

*	Expenses are equal to the Fund’s annualized expense ratios of 0.47% and 0.28% for Class I and Class R6, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period**
Strategic Income Fund		2/28/23*	4/30/23	2/28/23* – 4/30/23
Class A	Actual Performance	$1,000.00	$990.10	$1.91
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.43	$1.93

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratios of 1.15% Class A, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since the commencement of operations). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Strategic Income Fund		11/1/22	4/30/23	11/1/22 – 4/30/23
Class I	Actual Performance	$1,000.00	$1,032.70	$4.54
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.33	$4.51

*	Expenses are equal to the Fund’s annualized expense ratios of 0.90% for Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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North Square Funds

Advisor
North Square Investments, LLC
200 West Madison Street, Suite 2610
Chicago, Illinois 60606

Sub-Advisor	Sub-Advisor
Advisory Research, Inc.	Red Cedar Investment Management, LLC
Two Prudential Plaza	333 Bridge Street NW, Suite 601
180 North Stetson Avenue, Suite 5500	Grand Rapids, Michigan 49504
Chicago, Illinois 60601

Sub-Advisor	Sub-Advisor
Altrinsic Global Advisors, LLC	CSM Advisors, LLC
8 Sound Shore Drive, 3rd Floor	One Gateway Center, 8th Floor
Greenwich, Connecticut 06830	Pittsburgh, Pennsylvania 15222

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 300
Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Compass Distributors LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

Fund Name		Ticker	CUSIP
North Square Advisory Research Small Cap Value Fund	Class I	ADVGX	66263L775
North Square Altrinsic International Equity Fund	Class I	NSIVX	66263L767
North Square McKee Bond Fund	Class I	NMKBX	66263L759
North Square McKee Bond Fund	Class R6	NMKYX	66263L643
North Square Strategic Income Fund	Class A	ADVAX	66263L783
North Square Strategic Income Fund	Class I	ADVNX	66263L791

Privacy Principles of the North Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the North Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330. The Funds’ Forms N-Q or Part F of Form N-PORT may also be obtained by calling toll-free (855) 551-5521 or by visiting the Funds’ website at www.northsquareinvest.com/fund-reports-holdings.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 551-5521.

North Square Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
1-855-551-5521

(b)	Not applicable

Item 2. Code of Ethics. Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert. Not Applicable - disclosed with annual report

Item 4. Principle Accountant Fees and Services. Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Companies. Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. Not Applicable – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not Applicable – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) North Square Investments Trust

By (Signature and Title)	/s/ Ian Martin

Ian Martin, President

Date	7/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin

Ian Martin, President

Date	7/7/2023

By (Signature and Title)	/s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date	7/7/2023